Schedule of Investments (unaudited) March 31, 2024	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities
AGL CLO Ltd., Series 2021-12A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.18%, 07/20/34(a)(b)	USD	1,000	$999,209
Anchorage Capital CLO Ltd., Series 2019-11A, Class A, (3-mo. CME Term SOFR + 2.56%), 7.88%, 07/22/32(a)(b)		1,000	1,000,019
Bain Capital Credit CLO Ltd.(a)(b)
Series 2019-2A, Class CR, (3-mo. CME Term SOFR + 2.36%), 7.68%, 10/17/32		1,000	997,874
Series 2021-4A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.23%, 10/20/34		1,000	994,470
Series 2021-6A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.23%, 10/21/34		1,500	1,492,915
Ballyrock CLO Ltd.(a)(b)
Series 2019-2A, Class BRR, (3-mo. CME Term SOFR + 2.40%), 7.62%, 02/20/36		1,000	1,001,120
Series 2021-1A, Class B, (3-mo. CME Term SOFR + 2.31%), 7.63%, 04/15/34		1,500	1,500,884
Battalion CLO X Ltd., Series 2016-10A, Class BR2, (3-mo. CME Term SOFR + 2.31%), 7.63%, 01/25/35(a)(b)		1,000	995,086
Benefit Street Partners CLO XXVII Ltd., Series 2022- 27A, Class A1, (3-mo. CME Term SOFR + 1.80%), 7.12%, 07/20/35(a)(b)		615	618,942
Bryant Park Funding Ltd., Series 2024-22A, Class C, (3-mo. CME Term SOFR + 2.60%), 7.91%, 04/15/37(a)(b)		1,500	1,500,000
Canyon CLO Ltd., Series 2021-3A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.28%, 07/15/34(a)(b)		1,000	996,220
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3-mo. CME Term SOFR + 3.46%), 8.78%, 04/20/32(a)(b)		1,000	995,742
CarVal CLO IV Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.51%), 8.83%, 07/20/34(a)(b)		1,000	978,157
CIFC Funding Ltd.(a)(b)
Series 2015-1A, Class CRR, (3-mo. CME Term SOFR + 2.16%), 7.48%, 01/22/31		1,000	997,515
Series 2019-1A, Class CR, (3-mo. CME Term SOFR + 2.31%), 7.63%, 04/20/32		1,000	1,000,001
Series 2019-5A, Class A2RS, (3-mo. CME Term SOFR + 2.01%), 7.33%, 01/15/35		800	802,652
Clover CLO LLC, Series 2020-1A, Class CR, (3-mo. CME Term SOFR + 2.26%), 7.58%, 04/15/34(a)(b)		2,000	1,997,984
Cook Park CLO Ltd., Series 2018-1A, Class C, (3-mo. CME Term SOFR + 2.01%), 7.33%, 04/17/30(a)(b)		250	248,076
Elmwood CLO 21 Ltd., Series 2022-8A, Class AR, (3-mo. CME Term SOFR + 1.65%), 6.97%, 10/20/36(a)(b)		700	701,488
Elmwood CLO 26 Ltd, Series 2026-1A, Class C, (3-mo. CME Term SOFR + 2.40%), 7.69%, 04/18/37(a)(b)		1,000	1,000,000
Flatiron CLO Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.16%), 8.47%, 07/19/34(a)(b)		1,000	999,287
Galaxy XXIV CLO Ltd., Series 2024-R, Class CR, (3-mo. CME Term SOFR + 2.45%), 7.77%, 04/15/37(a)(b)		1,106	1,108,550
Generate CLO Ltd., Series 7A, Class A1R, (3-mo. CME Term SOFR + 1.62%), 6.92%, 04/22/37(a)(b)		1,000	1,000,549
Golub Capital Partners LP, Series 2020-48A, Class C, (3-mo. CME Term SOFR + 3.06%), 8.38%, 04/17/33(a)(b)		900	900,033

Security	Par (000)		Value

Asset-Backed Securities (continued)
Greywolf CLO V Ltd., Series 2015-1A, Class CR, (3-mo. CME Term SOFR + 3.26%), 8.59%, 01/27/31(a)(b)	USD	500	$492,178
HalseyPoint CLO Ltd., Series 2021-4A, Class C, (3-mo. CME Term SOFR + 2.41%), 7.73%, 04/20/34(a)(b)		750	750,001
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, (3-mo. CME Term SOFR + 1.76%), 7.07%, 04/19/30(a)(b)		2,000	2,002,239
Madison Park Funding XXIX Ltd., Series 2018-29A, Class CR, (3-mo. CME Term SOFR + 2.25%), 10/18/30(a)(b)(c)		1,000	1,000,000
Neuberger Berman Loan Advisers CLO Ltd., Series 2021-45A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.71%, 10/14/35(a)(b)		1,500	1,501,388
NYACK Park CLO Ltd., Series 2021-1A, Class C, (3- mo. CME Term SOFR + 2.21%), 7.53%, 10/20/34(a)(b)		1,250	1,250,098
OHA Credit Funding Ltd., Series 2019-2A, Class DR, (3-mo. CME Term SOFR + 3.56%), 8.88%, 04/21/34(a)(b)		1,000	1,004,754
OHA Credit Partners XV Ltd., Series 2017-15R, Class D1R, (3-mo. CME Term SOFR + 3.45%), 8.76%, 04/20/37(a)(b)		1,500	1,500,000
OHA Loan Funding Ltd.(a)(b)
Series 2013-1A, Class DR2, (3-mo. CME Term SOFR + 3.31%), 8.63%, 07/23/31		750	753,872
Series 2015-1A, Class DR3, (3-mo. CME Term SOFR + 3.46%), 8.77%, 01/19/37		1,000	1,000,611
Palmer Square CLO Ltd.(a)(b)
Series 2022-1A, Class D, (3-mo. CME Term SOFR + 3.05%), 8.37%, 04/20/35		1,000	1,002,220
Series 2022-4A, Class C, (3-mo. CME Term SOFR + 2.21%), 7.53%, 10/15/34		1,000	1,000,771
Post CLO Ltd., Series 2022-1A, Class D, (3-mo. CME Term SOFR + 3.20%), 8.52%, 04/20/35(a)(b)		1,000	961,327
Rad CLO Ltd., Series 2021-15A, Class D, (3-mo. CME Term SOFR + 3.31%), 8.63%, 01/20/34(a)(b)		1,000	991,876
Regatta X Funding Ltd., Series 2017-3A, Class D, (3- mo. CME Term SOFR + 3.01%), 8.33%, 01/17/31(a)(b)		250	249,113
Regatta XII Funding Ltd., Series 2019-12R, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.68%, 10/15/32(a)(b)		1,000	1,001,235
Signal Peak CLO Ltd., Series 2018-8A, Class C, (3-mo. CME Term SOFR + 2.26%), 7.58%, 04/20/33(a)(b)		1,000	997,413
Sixth Street CLO XIX Ltd., Series 2021-19A, Class D, (3-mo. CME Term SOFR + 3.26%), 8.58%, 07/20/34(a)(b)		1,000	991,676
Sycamore Tree CLO Ltd., Series 2024-5A, Class B, (3-mo. CME Term SOFR + 2.25%), 04/20/36(a)(b)(c)		1,000	1,000,000
TCI-Flatiron CLO Ltd., Series 2016-1A, Class AR3, (3-mo. CME Term SOFR + 1.10%), 6.42%, 01/17/32(a)(b)		705	705,153
TCW CLO Ltd., Series 2021-1A, Class D2, (3-mo. CME Term SOFR + 4.14%), 9.46%, 03/18/34(a)(b)		1,000	990,701
TICP CLO XIII Ltd., Series 2019-13A, Class DR, (3-mo. CME Term SOFR + 3.41%), 8.73%, 04/15/34(a)(b)		1,000	994,086

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Webster Park CLO Ltd., Series 2015-1A, Class CR, (3-mo. CME Term SOFR + 3.16%), 8.48%, 07/20/30(a)(b)	USD	690	$679,619
Whitebox CLO I Ltd., Series 2019-1A, Class ANBR, (3-mo. CME Term SOFR + 1.96%), 7.28%, 07/24/32(a)(b)		2,000	2,003,453
Whitebox CLO II Ltd., Series 2020-2A, Class CR, (3- mo. CME Term SOFR + 2.46%), 7.78%, 10/24/34(a)(b)		640	640,848

Total Asset-Backed Securities — 9.4% (Cost: $49,791,092)			50,291,405

	Shares

Common Stocks

Biotechnology — 0.1%
Anika Therapeutics, Inc.(d)		17,243	437,972

Construction & Engineering — 0.0%
McDermott International Ltd.(d)		2,158	432

Construction Materials — 0.0%
Kellermeyer Bergensons Common(e)		45,118	5

Entertainment — 0.0%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $6,420)(d)(e)(f)		511	24,017

Financial Services(d) — 0.0%
NMG Parent LLC		78	7,215
Travelport Finance Luxembourg SARL(e)		10	32,021

			39,236

Health Care Providers & Services — 0.0%
Envision Healthcare Corp., (Acquired 11/03/23, Cost: $25,078)(d)(f)		807	6,859

Household Durables — 0.7%
Taylor Morrison Home Corp., Class A(d)		55,000	3,419,350

Pharmaceuticals(d) — 0.1%
Marinus Pharmaceuticals, Inc.		21,526	194,595
Milestone Pharmaceuticals, Inc.		261,344	467,806

			662,401

Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp.(d)(e)		543	4,480

Total Common Stocks — 0.9% (Cost: $3,535,009)			4,594,752

	Par (000)

Corporate Bonds

Aerospace & Defense — 1.3%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)	USD	19	19,146
Bombardier, Inc.(b) 7.88%, 04/15/27(g)		29	29,020

Security	Par (000)		Value

Aerospace & Defense (continued)
Bombardier, Inc.(b) (continued)
6.00%, 02/15/28	USD	182	$179,029
8.75%, 11/15/30		47	50,185
7.25%, 07/01/31(c)		21	21,043
Global Aircraft Leasing Co. Ltd.(b)(h) (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24		6,013	5,675,107
Series 2021, (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24		53	50,045
RTX Corp., 6.40%, 03/15/54		765	865,489
Spirit AeroSystems, Inc.(b)
9.38%, 11/30/29		85	92,717
9.75%, 11/15/30		39	43,624
Triumph Group, Inc., 9.00%, 03/15/28(b)		82	86,447

			7,111,852

Air Freight & Logistics — 0.0%
Rand Parent LLC, 8.50%, 02/15/30(b)		2	1,981

Automobile Components — 0.2%
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 05/15/27(b)		300	300,454
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(i)	EUR	100	118,737
IHO Verwaltungs GmbH, (8.75% Cash or 9.50% PIK), 8.75%, 05/15/28(h)(i)		320	373,714
Phinia, Inc., 6.75%, 04/15/29(b)(c)	USD	11	11,106
Tenneco, Inc., 8.00%, 11/17/28(b)		15	13,686

			817,697

Automobiles — 0.1%
Carvana Co.(b)(h)
(12.00% PIK), 12.00%, 12/01/28		10	9,778
(13.00% PIK), 13.00%, 06/01/30		6	5,851
(14.00% PIK), 14.00%, 06/01/31		11	11,559
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		50	46,894
RCI Banque SA, (5-year EUR Swap + 2.85%), 2.63%, 02/18/30(a)(i)	EUR	300	315,897
ZF Europe Finance BV, 4.75%, 01/31/29(i)		200	216,807

			606,786

Banks — 1.9%
Alpha Bank SA, (1-year EUR Swap + 2.43%), 5.00%, 05/12/30(a)(i)		100	108,266
Banco BPM SpA(a)(i)
(3-mo. EURIBOR + 2.35%), 4.88%, 01/17/30		300	332,896
(5-year EUR Swap + 3.40%), 3.38%, 01/19/32		200	207,077
Bangkok Bank PCL/Hong Kong, (5-year CMT + 1.90%), 3.73%, 09/25/34(a)(i)	USD	200	178,014
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(i)		200	191,062
Bank of East Asia Ltd., (5-year CMT + 2.30%), 4.88%, 04/22/32(a)(i)		250	235,125
Citigroup, Inc., (1-day SOFR + 2.66%), 6.17%, 05/25/34(a)		1,030	1,045,954
Commerzbank AG(a)(i)
(5-year EUR Swap + 6.36%), 6.13%(j)	EUR	600	638,409
(5-year EURIBOR ICE Swap + 3.70%), 6.75%, 10/05/33		100	115,921
JPMorgan Chase & Co., (1-day SOFR + 2.58%), 5.72%, 09/14/33(a)	USD	2,235	2,279,614
Kasikornbank PCL/Hong Kong, (5-year CMT + 1.70%), 3.34%, 10/02/31(a)(i)		200	185,875
Macquarie Bank Ltd., 6.80%, 01/18/33(b)		2,070	2,189,927

2

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Banks (continued)
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35(a)(i)	EUR	150	$163,082
Truist Financial Corp., (1-day SOFR + 2.05%), 6.05%, 06/08/27(a)	USD	1,340	1,358,086
UBS Group AG, (1-year CMT + 1.55%), 4.49%, 05/12/26(a)(b)		885	872,378

			10,101,686

Beverages — 0.0%
Titan Holdings II BV, 5.13%, 07/15/29(i)	EUR	100	96,006

Biotechnology — 0.0%
Cidron Aida Finco SARL, 6.25%, 04/01/28(i)	GBP	200	241,680

Broadline Retail — 0.0%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(b)	USD	27	26,440

Building Products — 0.3%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(b)		2	2,054
Lowe’s Cos., Inc., 5.63%, 04/15/53		1,200	1,212,009
SRS Distribution, Inc.(b)
4.63%, 07/01/28		58	58,424
6.13%, 07/01/29		59	60,165
6.00%, 12/01/29		108	110,323
White Cap Buyer LLC, 6.88%, 10/15/28(b)		153	150,070
White Cap Parent LLC, (8.25% Cash or 9.00% PIK), 8.25%, 03/15/26(b)(h)		4	3,996

			1,597,041

Capital Markets — 0.4%
Apollo Debt Solutions BDC, 6.90%, 04/13/29(b)		500	504,746
Ares Capital Corp., 5.88%, 03/01/29		780	777,667
Blue Owl Capital Corp. II, 8.45%, 11/15/26(b)		15	15,450
Blue Owl Credit Income Corp.
7.75%, 09/16/27		50	51,222
6.65%, 03/15/31(b)		485	473,284
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26		20	19,307
5.25%, 05/15/27		88	79,529
9.75%, 01/15/29(b)		18	18,788
4.38%, 02/01/29		5	4,263

			1,944,256

Chemicals — 0.4%
Chemours Co.
5.38%, 05/15/27		5	4,793
5.75%, 11/15/28(b)		5	4,611
4.63%, 11/15/29(b)		4	3,448
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(i)	EUR	200	207,778
Herens Midco SARL, 5.25%, 05/15/29(i)		100	70,222
INEOS Finance PLC, 6.38%, 04/15/29(i)		102	110,047
INEOS Quattro Finance 2 PLC, 8.50%, 03/15/29(i)		204	231,794
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(h)	USD	24	20,545
Monitchem HoldCo 3 SA, 8.75%, 05/01/28(i)	EUR	200	218,724
Olympus Water U.S. Holding Corp., 9.63%, 11/15/28(i)		427	493,400
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 07/15/28(i)		500	587,822
WR Grace Holdings LLC(b)
5.63%, 08/15/29	USD	145	129,759
7.38%, 03/01/31		35	35,440

			2,118,383

Security	Par (000)		Value

Commercial Services & Supplies — 0.4%
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)	USD	80	$81,024
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
6.63%, 07/15/26		83	82,946
9.75%, 07/15/27		184	184,553
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.88%, 06/01/28(i)	GBP	400	454,500
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(i)	EUR	100	100,873
Boels Topholding BV, 6.25%, 02/15/29(i)		200	222,243
Champions Financing, Inc., 8.75%, 02/15/29(b)	USD	22	23,048
Fortress Transportation and Infrastructure Investors LLC(b)
6.50%, 10/01/25		52	51,922
9.75%, 08/01/27		17	17,602
5.50%, 05/01/28		114	110,457
Garda World Security Corp.(b)
9.50%, 11/01/27		20	20,048
7.75%, 02/15/28		89	91,269
6.00%, 06/01/29		6	5,370
Inter Media and Communication SpA, 6.75%, 02/09/27(i)	EUR	200	210,909
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)	USD	70	66,190
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)		30	28,383
Rekeep SpA, 7.25%, 02/01/26(i)	EUR	100	96,898

			1,848,235

Communications Equipment(b) — 1.1%
CommScope Technologies LLC, 6.00%, 06/15/25	USD	1,132	984,500
CommScope, Inc.
6.00%, 03/01/26		4,631	4,237,365
4.75%, 09/01/29		544	391,680
Viasat, Inc.
5.63%, 09/15/25		33	32,169
5.63%, 04/15/27		33	31,249
7.50%, 05/30/31		6	4,348

			5,681,311

Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)		197	213,285
Infrastrutture Wireless Italiane SpA, 1.75%, 04/19/31(i)	EUR	100	96,253
Kier Group PLC, 9.00%, 02/15/29(i)	GBP	100	128,698
Pike Corp., 8.63%, 01/31/31(b)	USD	5	5,313

			443,549

Construction Materials — 0.2%
BCPE Empire Holdings, Inc., 7.63%, 05/01/27(b)		11	10,741
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.38%, 12/15/30(i)	EUR	103	116,655
HT Troplast GmbH, 9.38%, 07/15/28(i)		500	564,293
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28	USD	36	34,488
9.75%, 07/15/28		17	17,392
PCF GmbH, 4.75%, 04/15/26(i)	EUR	300	244,719
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(b)	USD	89	95,131

			1,083,419

Consumer Finance — 0.8%
Bread Financial Holdings, Inc., 9.75%, 03/15/29(b)		8	8,325
Core Scientific, Inc., (10.00% Cash or 12.00% PIK), 12.00%, 01/23/29(h)(k)		3,428	3,038,173
Navient Corp., 9.38%, 07/25/30		49	52,419
Nexi SpA, 2.13%, 04/30/29(i)	EUR	400	386,768

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Consumer Finance (continued)
OneMain Finance Corp.
9.00%, 01/15/29	USD	27	$28,650
5.38%, 11/15/29		102	95,902
Sabre GLBL, Inc.(b)
8.63%, 06/01/27		79	69,324
11.25%, 12/15/27		2	1,877
Verscend Escrow Corp., 9.75%, 08/15/26(b)		349	349,980
Worldline SA/France, 0.00%, 07/30/26(i)(k)(l)	EUR	22	21,954

			4,053,372

Consumer Staples Distribution & Retail — 0.2%
Bellis Acquisition Co. PLC, 3.25%, 02/16/26(i)	GBP	500	595,019
Market Bidco Finco PLC, 5.50%, 11/04/27(i)		300	344,756
Premier Foods Finance PLC, 3.50%, 10/15/26(i)		300	361,503
United Natural Foods, Inc., 6.75%, 10/15/28(b)	USD	15	12,459

			1,313,737

Containers & Packaging — 0.3%
Ahlstrom Holding 3 Oy, 4.88%, 02/04/28(b)		200	183,000
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(b)		200	161,210
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.75%, 07/15/27(i)	GBP	100	75,098
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29	USD	13	12,989
8.75%, 04/15/30		107	105,132
Fiber Bidco SpA, (3-mo. EURIBOR + 4.00%), 7.89%, 01/15/30(a)(i)	EUR	200	216,595
Kleopatra Finco SARL, 4.25%, 03/01/26(i)		200	182,110
LABL, Inc.(b)
6.75%, 07/15/26	USD	4	3,952
5.88%, 11/01/28		31	28,508
9.50%, 11/01/28		93	94,074
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/26(b)		272	277,100
Trident TPI Holdings, Inc., 12.75%, 12/31/28(b)		20	21,339

			1,361,107

Diversified Consumer Services(b) — 0.0%
Sotheby’s, 7.38%, 10/15/27		200	186,216
Wand NewCo 3, Inc., 7.63%, 01/30/32		42	43,438

			229,654

Diversified REITs — 0.4%
American Tower Corp.
3.10%, 06/15/50		743	492,640
2.95%, 01/15/51		859	553,895
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32		120	101,019
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(b)		6	6,256
MPT Operating Partnership LP/MPT Finance Corp., 4.63%, 08/01/29		74	56,793
VICI Properties LP, 5.13%, 05/15/32		990	946,932

			2,157,535

Diversified Telecommunication Services — 0.9%
Cellnex Telecom SA, 2.13%, 08/11/30(i)(k)	EUR	800	883,533
Frontier Communications Holdings LLC(b)
5.00%, 05/01/28	USD	49	45,482
8.75%, 05/15/30		160	163,716
8.63%, 03/15/31		12	12,256
Global Switch Finance BV, 1.38%, 10/07/30(i)	EUR	151	150,206
Iliad Holding SASU, 7.00%, 10/15/28(b)	USD	289	286,027
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(i)	EUR	150	156,480

Security	Par (000)		Value

Diversified Telecommunication Services (continued)
Level 3 Financing, Inc.(b)
10.50%, 04/15/29	USD	94	$95,880
4.88%, 06/15/29		108	72,090
11.00%, 11/15/29		102	105,724
10.50%, 05/15/30		147	150,308
3.88%, 10/15/30		24	14,160
Lumen Technologies, Inc.(b)
4.13%, 04/15/29		19	12,317
4.13%, 04/15/30		20	12,121
Network i2i Ltd., (5-year CMT + 4.27%), 5.65%(a)(i)(j)		200	198,187
SoftBank Group Corp.(i)
2.88%, 01/06/27	EUR	100	102,086
3.38%, 07/06/29		600	593,933
Telecom Italia Capital SA, 7.20%, 07/18/36	USD	23	22,450
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)		128	132,701
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28(b)		11	10,181
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27		2,123	1,747,533
6.13%, 03/01/28		62	43,386

			5,010,757

Electric Utilities — 0.4%
Continuum Energy Aura Pte Ltd., 9.50%, 02/24/27(i)		200	207,875
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(a)(j)		25	24,192
FirstEnergy Corp., 4.00%, 05/01/26(b)(k)		23	22,862
JSW Hydro Energy Ltd., 4.13%, 05/18/31(i)		161	142,485
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(i)		231	220,197
Pacific Gas and Electric Co.
6.95%, 03/15/34		495	541,908
4.20%, 06/01/41		310	249,545
PG&E Corp., 4.25%, 12/01/27(b)(k)		23	23,103
Southern California Edison Co., 5.88%, 12/01/53		600	618,365
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(i)		162	162,971

			2,213,503

Energy Equipment & Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28(b)		121	119,722
Enerflex Ltd., 9.00%, 10/15/27(b)		53	54,456
Kodiak Gas Services LLC, 7.25%, 02/15/29(b)		33	33,613
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26		78	77,910
7.13%, 03/15/29(b)		30	30,374

			316,075

Entertainment — 0.2%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30(i)	EUR	500	566,396
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)	USD	26	19,891
Motion Finco SARL, 7.38%, 06/15/30(i)	EUR	200	224,936

			811,223

Environmental, Maintenance & Security Service — 0.0%
Waste Pro USA, Inc., 5.50%, 02/15/26(b)	USD	111	109,322

Financial Services — 0.1%
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29(b)(c)		7	6,913
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(b)		47	48,102
GGAM Finance Ltd., 6.88%, 04/15/29(b)(c)		14	14,053

4

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Financial Services (continued)
Macquarie Airfinance Holdings Ltd.(b)
8.38%, 05/01/28	USD	16	$16,959
8.13%, 03/30/29		31	32,786
Nationstar Mortgage Holdings, Inc.(b)
5.00%, 02/01/26		171	167,341
7.13%, 02/01/32		53	52,637
PennyMac Financial Services, Inc., 7.88%, 12/15/29(b)		16	16,441
Shriram Finance Ltd., 6.63%, 04/22/27(i)		200	200,420
Stena International SA, 7.25%, 01/15/31(b)		200	199,491

			755,143

Food Products — 0.1%
Chobani LLC/Chobani Finance Corp., Inc., 7.63%, 07/01/29(b)		139	140,911
Elior Group SA, 3.75%, 07/15/26(i)	EUR	147	148,091
Fiesta Purchaser, Inc., 7.88%, 03/01/31(b)	USD	10	10,327
Tereos Finance Groupe I SA, 7.25%, 04/15/28(i)	EUR	300	341,860

			641,189

Ground Transportation — 0.1%
GN Bondco LLC, 9.50%, 10/15/31(b)	USD	33	32,941
Mobico Group PLC, (5-year UK Government Bond + 4.14%), 4.25%(a)(i)(j)	GBP	400	461,553

			494,494

Health Care Equipment & Supplies(b) — 0.1%
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28	USD	127	131,402
Medline Borrower LP, 5.25%, 10/01/29		281	265,592

			396,994

Health Care Providers & Services — 0.2%
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		63	57,330
Catalent Pharma Solutions, Inc.
2.38%, 03/01/28(i)	EUR	100	102,344
3.13%, 02/15/29(b)	USD	8	7,645
3.50%, 04/01/30(b)		2	1,905
CHS/Community Health Systems, Inc.(b)
5.63%, 03/15/27		11	10,124
6.00%, 01/15/29		4	3,494
5.25%, 05/15/30		178	145,143
4.75%, 02/15/31		28	21,609
Ephios Subco 3 SARL, 7.88%, 01/31/31(i)	EUR	134	151,644
LifePoint Health, Inc.(b)
9.88%, 08/15/30	USD	46	48,118
11.00%, 10/15/30		92	98,329
Star Parent, Inc., 9.00%, 10/01/30(b)		110	116,414
Surgery Center Holdings, Inc.(b)
6.75%, 07/01/25		185	185,018
7.25%, 04/15/32(c)		44	44,342

			993,459

Health Care REITs — 1.1%
Diversified Healthcare Trust
9.75%, 06/15/25		3,700	3,702,731
0.00%, 01/15/26(b)(l)		2,700	2,292,127

			5,994,858

Health Care Technology — 0.0%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)		231	211,277

Hotel & Resort REITs — 0.0%
Service Properties Trust, 8.63%, 11/15/31(b)		118	125,840

Hotels, Restaurants & Leisure — 1.6%
Accor SA, (5-year EUR Swap + 4.11%), 7.25%(a)(i)(j)	EUR	200	237,209

Security	Par (000)		Value

Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc.(b)
8.13%, 07/01/27	USD	51	$52,232
4.63%, 10/15/29		69	62,919
7.00%, 02/15/30		42	43,112
Carnival Corp.
7.63%, 03/01/26(i)	EUR	500	549,793
5.75%, 03/01/27(b)	USD	81	80,169
4.00%, 08/01/28(b)		31	28,723
6.00%, 05/01/29(b)		81	79,923
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(b)		172	187,628
Champion Path Holdings Ltd., 4.50%, 01/27/26(i)		200	190,563
Cirsa Finance International SARL, (3-mo. EURIBOR + 4.50%), 8.41%, 07/31/28(a)(i)	EUR	100	109,773
Constellation Merger, Inc., 8.50%, 09/15/25(b)	USD	3,469	3,113,427
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30(b)		6	5,387
Food Service Project SA, 5.50%, 01/21/27(i)	EUR	100	107,346
Fortune Star BVI Ltd.(i)
5.95%, 10/19/25	USD	200	182,543
5.00%, 05/18/26		200	171,813
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow Esc, 6.63%, 01/15/32(b)		13	13,052
Light & Wonder International, Inc., 7.50%, 09/01/31(b)		7	7,279
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28(b)		50	52,873
Lottomatica SpA, 9.75%, 09/30/27(i)	EUR	200	230,856
Meituan, 0.00%, 04/27/27(i)(k)(l)	USD	200	187,100
Melco Resorts Finance Ltd.
4.88%, 06/06/25(b)		200	195,000
5.63%, 07/17/27(i)		200	191,188
MGM China Holdings Ltd., 5.38%, 05/15/24(i)		200	199,500
Midco GB SASU, (7.75% Cash or 8.50% PIK), 7.75%, 11/01/27(h)(i)	EUR	150	163,235
NCL Corp. Ltd.(b)
5.88%, 03/15/26	USD	58	57,255
8.13%, 01/15/29		13	13,756
7.75%, 02/15/29		8	8,306
Pinnacle Bidco PLC, 10.00%, 10/11/28(i)	GBP	312	410,530
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29	USD	21	16,032
5.88%, 09/01/31		21	15,352
Sands China Ltd., 5.13%, 08/08/25		200	197,120
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(b)		29	28,036
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)		74	74,970
Station Casinos LLC, 6.63%, 03/15/32(b)		15	15,153
Studio City Co. Ltd., 7.00%, 02/15/27(i)		200	200,187
TUI Cruises GmbH, 6.50%, 05/15/26(i)	EUR	300	325,639
Viking Cruises Ltd., 9.13%, 07/15/31(b)	USD	87	95,144
Wynn Macau Ltd.
4.88%, 10/01/24(i)		300	297,375
5.63%, 08/26/28(b)		200	189,375
5.63%, 08/26/28(i)		200	189,375
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 02/15/31(b)		10	10,349

			8,586,597

Household Durables — 0.1%
Beazer Homes USA, Inc., 7.50%, 03/15/31(b)		5	5,049
Dream Finders Homes, Inc., 8.25%, 08/15/28(b)		16	16,702
LGI Homes, Inc., 8.75%, 12/15/28(b)		6	6,331

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Household Durables (continued)
New Home Co., Inc.(b)
8.25%, 10/15/27	USD	1	$1,004
9.25%, 10/01/29(c)		13	13,065
Newell Brands, Inc., 7.00%, 04/01/46		650	525,021
STL Holding Co. LLC, 8.75%, 02/15/29(b)		9	9,237
SWF Escrow Issuer Corp., 6.50%, 10/01/29(b)		25	18,489

			594,898

Household Products — 0.0%
Spectrum Brands, Inc., 3.88%, 03/15/31(b)		10	9,633

Independent Power and Renewable Electricity Producers — 0.3%
Alexander Funding Trust II, 7.47%, 07/31/28(b)		100	105,730
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24(i)		200	194,375
Cullinan Holdco Scsp, 4.63%, 10/15/26(i)	EUR	200	192,520
Greenko Dutch BV, 3.85%, 03/29/26(i)	USD	185	173,671
Greenko Power II Ltd., 4.30%, 12/13/28(i)		180	164,700
Greenko Solar Mauritius Ltd., 5.55%, 01/29/25(i)		200	197,688
NextEra Energy Partners LP(b)(k)
0.00%, 11/15/25(l)		18	15,975
2.50%, 06/15/26		18	16,199
ReNew Pvt Ltd., 5.88%, 03/05/27(i)		200	194,524
SK Battery America, Inc., 4.88%, 01/23/27(i)		230	227,792

			1,483,174

Insurance — 0.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b)
4.25%, 10/15/27		141	132,746
6.75%, 10/15/27		282	277,833
AmWINS Group, Inc., 4.88%, 06/30/29(b)		5	4,667
Ardonagh Finco Ltd., 6.88%, 02/15/31(i)	EUR	144	153,024
AssuredPartners, Inc., 7.50%, 02/15/32(b)	USD	27	26,532
FWD Group Holdings Ltd., 5.75%, 07/09/24(i)		200	199,100
Galaxy Bidco Ltd., 6.50%, 07/31/26(i)	GBP	119	147,886
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(b)
7.25%, 02/15/31	USD	117	117,442
8.13%, 02/15/32		65	65,551
HUB International Ltd.(b)
7.25%, 06/15/30		2	2,055
7.38%, 01/31/32		210	211,414
Jones Deslauriers Insurance Management, Inc.(b)
8.50%, 03/15/30		43	44,822
10.50%, 12/15/30		26	27,436
NFP Corp.(b)
4.88%, 08/15/28		98	98,222
6.88%, 08/15/28		153	154,953
7.50%, 10/01/30		27	28,445
8.50%, 10/01/31		3	3,302
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)(c)		203	206,392

			1,901,822

Interactive Media & Services(i) — 0.9%
iliad SA, 5.38%, 02/15/29	EUR	300	328,844
Telegram Group, Inc., 7.00%, 03/22/26	USD	4,500	4,261,500

			4,590,344

IT Services — 0.5%
CA Magnum Holdings, 5.38%, 10/31/26(i)		200	192,000

Security	Par (000)		Value

IT Services (continued)
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)	USD	115	$117,393
GoTo Group, Inc., 5.50%, 05/01/28(b)		2,623	2,088,752

			2,398,145

Leisure Products — 0.0%
Amer Sports Co., 6.75%, 02/16/31(b)		20	19,846

Machinery — 0.2%
Chart Industries, Inc., 9.50%, 01/01/31(b)		46	50,093
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(b)(h)		15	15,025
Husky Injection Molding Systems Ltd./Titan Co- Borrower LLC, 9.00%, 02/15/29(b)		53	54,808
Madison IAQ LLC, 5.88%, 06/30/29(b)		63	57,637
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26(b)		121	120,856
TK Elevator Holdco GmbH, 6.63%, 07/15/28(i)	EUR	270	281,823
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)	USD	295	284,997

			865,239

Media — 1.9%
Altice Financing SA, 5.75%, 08/15/29(b)		400	320,497
Banijay Entertainment SASU, 7.00%, 05/01/29(i)	EUR	300	339,449
CCO Holdings LLC/CCO Holdings Capital Corp., 7.38%, 03/01/31(b)	USD	331	324,606
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/51		105	64,937
4.40%, 12/01/61		600	391,787
Clear Channel Outdoor Holdings, Inc.(b)
5.13%, 08/15/27		84	79,181
9.00%, 09/15/28		156	162,492
7.50%, 06/01/29		63	52,104
7.88%, 04/01/30		66	65,614
CMG Media Corp., 8.88%, 12/15/27(b)		46	30,485
Comcast Corp.
3.75%, 04/01/40		110	91,436
2.94%, 11/01/56		54	33,999
CSC Holdings LLC, 11.25%, 05/15/28(b)		200	198,189
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(b)		21	19,867
DISH DBS Corp.
5.25%, 12/01/26(b)		66	51,969
5.13%, 06/01/29		100	41,709
DISH Network Corp.
0.00%, 12/15/25(k)(l)		6,300	4,599,000
11.75%, 11/15/27(b)		66	67,381
Gray Television, Inc.(b)
5.88%, 07/15/26		19	18,504
7.00%, 05/15/27		52	48,362
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		38	36,574
4.63%, 03/15/30		68	60,984
Pinewood Finco PLC, 6.00%, 03/27/30(c)(i)	GBP	146	184,274
Radiate Holdco LLC/Radiate Finance, Inc.(b)
4.50%, 09/15/26	USD	42	33,396
6.50%, 09/15/28		49	23,370
RCS & RDS SA, 3.25%, 02/05/28(i)	EUR	200	200,901
Summer BC Holdco B SARL, 5.75%, 10/31/26(i)		300	317,182

6

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)
Summer BidCo BV, (10.00% Cash or 10.75% PIK), 10.00%, 02/15/29(h)(i)	EUR	100	$109,234
Tele Columbus AG, (10.00% PIK), 10.00%, 03/19/29(h)(i)		210	155,615
United Group BV, 6.75%, 02/15/31(i)		138	152,384
Univision Communications, Inc.(b)
6.63%, 06/01/27	USD	4	3,912
8.00%, 08/15/28		87	88,632
7.38%, 06/30/30		57	56,364
Virgin Media Secured Finance PLC, 5.25%, 05/15/29(i)	GBP	500	578,958
VZ Vendor Financing II BV, 2.88%, 01/15/29(i)	EUR	500	465,258
Ziggo Bond Co. BV, 6.00%, 01/15/27(b)	USD	364	358,748

			9,827,354

Metals & Mining — 0.3%
ABJA Investment Co. Pte. Ltd., 5.95%, 07/31/24(i)		200	199,256
Arsenal AIC Parent LLC, 11.50%, 10/01/31(b)		59	65,712
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		175	175,984
JSW Steel Ltd., 3.95%, 04/05/27(i)		200	186,000
Kaiser Aluminum Corp., 4.50%, 06/01/31(b)		139	122,978
New Gold, Inc., 7.50%, 07/15/27(b)		73	73,165
Novelis Corp.(b)
3.25%, 11/15/26		81	75,474
3.88%, 08/15/31		114	97,927
Periama Holdings LLC, 5.95%, 04/19/26(i)		250	246,953
POSCO, 4.88%, 01/23/27(i)		250	246,719
Vedanta Resources Finance II PLC(i)
13.88%, 01/21/27		100	93,848
13.88%, 12/09/28		168	152,880

			1,736,896

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 7.25%, 04/01/29(b)		13	13,103

Oil, Gas & Consumable Fuels — 2.8%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		27	33,981
8.25%, 12/31/28		108	110,947
Callon Petroleum Co.(b)
8.00%, 08/01/28		35	36,573
7.50%, 06/15/30		106	112,095
CITGO Petroleum Corp.(b)
7.00%, 06/15/25		32	31,960
8.38%, 01/15/29		68	71,444
Civitas Resources, Inc.(b)
8.38%, 07/01/28		100	105,271
8.63%, 11/01/30		35	37,582
8.75%, 07/01/31		13	13,911
Comstock Resources, Inc.(b)
6.75%, 03/01/29		106	101,086
5.88%, 01/15/30		15	13,584
Crescent Energy Finance LLC(b)
9.25%, 02/15/28		104	109,812
7.63%, 04/01/32		44	44,339
Diamond Foreign Asset Co./Diamond Finance LLC,
8.50%, 10/01/30(b)		22	23,219
Diamondback Energy, Inc., 6.25%, 03/15/33		885	943,485
Enbridge, Inc., 6.70%, 11/15/53		530	599,022
Energy Transfer LP 5.40%, 10/01/47		150	138,430
Series B, (3-mo. LIBOR US + 4.16%), 6.63%(a)(j)		8	7,471
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(b)		4	4,168

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28	USD	2	$2,010
8.25%, 01/15/29		21	21,558
8.88%, 04/15/30		2	2,093
Hilcorp Energy I LP/Hilcorp Finance Co., 8.38%, 11/01/33(b)		79	85,651
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(i)		200	202,937
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29(i)		250	260,156
MPLX LP, 4.95%, 03/14/52		400	351,346
Nabors Industries Ltd.(b)
7.25%, 01/15/26		21	20,870
7.50%, 01/15/28		21	19,696
Nabors Industries, Inc.(b)
7.38%, 05/15/27		61	60,888
9.13%, 01/31/30		6	6,238
New Fortress Energy, Inc.(b)
6.75%, 09/15/25		30	29,795
8.75%, 03/15/29		60	59,771
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)
8.13%, 02/15/29		29	29,701
8.38%, 02/15/32		59	60,481
Northern Natural Gas Co., 5.63%, 02/01/54(b)		1,025	1,044,074
Northern Oil & Gas, Inc., 8.13%, 03/01/28(b)		125	126,874
Permian Resources Operating LLC, 9.88%, 07/15/31(b)		36	40,115
Prairie Acquiror LP, 9.00%, 08/01/29(b)		11	11,324
Shelf Drilling North Sea Holdings Ltd., 10.25%, 10/31/25(b)		4,228	4,249,140
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)		40	41,372
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, 10/15/26(b)(m)		4,431	4,481,279
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.38%, 02/15/29(b)		33	33,197
Talos Production, Inc.(b)
9.00%, 02/01/29		10	10,620
9.38%, 02/01/31		9	9,594
Transocean, Inc.(b)
7.50%, 01/15/26		41	40,743
11.50%, 01/30/27		58	60,449
8.00%, 02/01/27		47	46,651
8.75%, 02/15/30		83	86,334
Valaris Ltd., 8.38%, 04/30/30(b)		93	95,933
Venture Global LNG, Inc.(b)
8.13%, 06/01/28		70	71,413
9.50%, 02/01/29		97	104,553
8.38%, 06/01/31		203	209,348
9.88%, 02/01/32		122	131,485
Vital Energy, Inc.
9.75%, 10/15/30		29	31,713
7.88%, 04/15/32(b)		36	36,571

			14,714,353

Passenger Airlines(b) — 0.0%
American Airlines, Inc., 8.50%, 05/15/29		29	30,637
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.88%, 05/01/27		21	17,754

			48,391

Personal Care Products — 0.2%
Beauty Health Co., 1.25%, 10/01/26(b)(k)		1,516	1,244,030

Pharmaceuticals — 0.2%
1375209 BC Ltd., 9.00%, 01/30/28(b)		18	17,640

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Pharmaceuticals (continued)
Cheplapharm Arzneimittel GmbH, 7.50%, 05/15/30(i)	EUR	200	$227,638
Organon & Co./Organon Foreign Debt Co-Issuer BV, 2.88%, 04/30/28(i)		149	149,471
Teva Pharmaceutical Finance Netherlands II BV, 7.38%, 09/15/29		750	895,351

			1,290,100

Professional Services(b) — 0.0%
CoreLogic, Inc., 4.50%, 05/01/28	USD	118	105,806
Dun & Bradstreet Corp., 5.00%, 12/15/29		147	135,690

			241,496

Real Estate Management & Development — 0.3%
Agps Bondco PLC, 5.00%, 01/14/29(i)	EUR	100	40,619
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.
7.00%, 04/15/30(b)	USD	44	39,369
Series AI, 7.00%, 04/15/30		59	52,001
Aroundtown SA, 0.38%, 04/15/27(i)	EUR	300	270,779
Cushman & Wakefield U.S. Borrower LLC(b)
6.75%, 05/15/28	USD	62	61,224
8.88%, 09/01/31		20	21,135
Fantasia Holdings Group Co. Ltd.(d)(i)(n)
11.75%, 04/17/22		710	10,650
12.25%, 10/18/22		200	3,000
Fastighets AB Balder, 1.13%, 01/29/27(i)	EUR	100	96,602
Heimstaden Bostad Treasury BV, 1.38%, 03/03/27		300	274,712
PCPD Capital Ltd., 5.13%, 06/18/26(i)	USD	200	172,140
Theta Capital Pte. Ltd., 8.13%, 01/22/25(i)		200	189,954
Vivion Investments SARL, 3.00%, 08/08/24(i)	EUR	100	104,648
VLL International, Inc., 5.75%, 11/28/24(i)	USD	200	197,750
WeWork Cos U.S. LLC(b)(d)(h)(n)
(5.00% Cash and 6.00% PIK), 11.00%, 08/15/27		2,018	121,095
(7.00% Cash and 8.00% PIK), 15.00%, 08/15/27		1,608	173,897

			1,829,575

Semiconductors & Semiconductor Equipment — 0.2%
ams-OSRAM AG, 10.50%, 03/30/29(i)	EUR	300	320,095
Broadcom, Inc., 3.75%, 02/15/51(b)	USD	890	674,135
NCR Atleos Corp., 9.50%, 04/01/29(b)		21	22,462

			1,016,692

Software(b) — 1.5%
Boxer Parent Co., Inc.
7.13%, 10/02/25		91	91,081
9.13%, 03/01/26		88	87,967
Clarivate Science Holdings Corp.
3.88%, 07/01/28		12	11,102
4.88%, 07/01/29		110	101,765
Cloud Software Group, Inc.
6.50%, 03/31/29		316	299,872
9.00%, 09/30/29		164	157,295
McAfee Corp., 7.38%, 02/15/30		86	78,866
MicroStrategy, Inc., 6.13%, 06/15/28		111	107,085
UKG, Inc., 6.88%, 02/01/31		181	184,390
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25		6,208	5,691,884
West Technology Group LLC, 8.50%, 04/10/27		1,202	1,020,198

			7,831,505

Specialty Retail — 0.0%
Goldstory SAS, 6.75%, 02/01/30(i)	EUR	100	110,061

Security	Par (000)		Value

Textiles, Apparel & Luxury Goods — 0.0%
European TopSoho SARL, Series SMCP, 4.00%, 09/21/21(d)(i)(k)(n)	EUR	300	$129,462

Tobacco — 0.0%
BAT Capital Corp., 4.54%, 08/15/47	USD	100	77,209

Transportation Infrastructure — 0.2%
Azzurra Aeroporti SpA, 2.63%, 05/30/27(i)	EUR	200	203,903
Delhi International Airport Ltd., 6.13%, 10/31/26(i)	USD	200	198,062
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(i)		200	185,312
Heathrow Finance PLC, 3.88%, 03/01/27(i)(m)	GBP	126	148,893
Sats Treasury Pte Ltd., 4.83%, 01/23/29(i)	USD	200	198,748
SGL Group ApS, (3-mo. EURIBOR + 4.75%), 8.64%, 04/22/30(a)(c)	EUR	100	106,941

			1,041,859

Water Utilities — 0.1%
Thames Water Utilities Finance PLC, 4.00%, 04/18/27(i)		400	407,023

Wireless Telecommunication Services — 1.2%
Altice France SA, 4.00%, 07/15/29(i)		100	75,250
Altice France SA/France
11.50%, 02/01/27(i)		100	92,188
5.13%, 07/15/29(b)	USD	200	135,207
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)		200	196,055
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd/Difl U.S., (3.00% PIK), 12.00%, 05/25/27(h)		5,100	4,978,620
Eutelsat SA, 9.75%, 04/13/29(c)(i)	EUR	100	109,611
Globe Telecom, Inc., (5-year CMT + 5.53%), 4.20%(a)(i)(j)	USD	200	192,125
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(d)(h)(n)		2,935	440,256

			6,219,312

Total Corporate Bonds — 24.3% (Cost: $134,107,099)			129,137,980

Fixed Rate Loan Interests

Commercial Services & Supplies — 0.5%
Terraboost Media, Term Loan, (8.94% Cash and 3.06% PIK), 12.00%, 08/21/26(e)(h)		2,554	2,373,076

Specialty Retail — 0.8%
Razor Group GmbH
(3.50% Cash and 3.50% PIK), 7.00%, 04/30/25(e)(h)		436	435,366
Delayed Draw Term Loan, (1-mo. LIBOR US + 9.00%), 2.50%, 04/30/25(a)		4,044	4,044,274

			4,479,640

Wireless Telecommunication Services(e) — 0.0%
Ligado Networks LLC
2023 Fixed PIK Super Priority First Out Term Loan, 17.50%, 01/16/24		83	74,662

8

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Wireless Telecommunication Services (continued)
Ligado Networks LLC (continued)
2023 PIK Super Priority First Out Term Loan, (16.50% Cash and 1.00% PIK), 17.50%, 06/07/24(h)	USD	47	$42,528
2023 Super Priority First Out Term Loan, 17.50%, 06/07/24		40	35,333

			152,523

Total Fixed Rate Loan Interests — 1.3% (Cost: $7,145,775)			7,005,239

Floating Rate Loan Interests(a)

Aerospace & Defense — 0.2%
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.26%), 9.57%, 10/31/28		32	32,141
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6- mo. CME Term SOFR at 0.50% Floor + 3.50%), 9.01%, 08/03/29		57	56,321
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.85%, 05/25/28		176	164,437
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.85%, 05/25/28		34	31,599
Dynasty Acquisition Co., Inc., 2024 Term Loan B1, (1- mo. CME Term SOFR + 3.50%), 8.83%, 08/24/28		171	171,423
NORDAM Group, Inc., Term Loan B, (1-mo. CME Term SOFR + 5.70%), 10.93%, 04/09/26		24	22,325
Ovation Parent, Inc., 2024 Term Loan, 03/27/31(o)		19	19,012
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 13.18%, 02/01/29		95	94,987
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 9.18%, 02/01/28		160	159,970
Standard Aero Ltd., 2024 Term Loan B2, (1-mo. CME Term SOFR + 3.50%), 8.83%, 08/24/28		66	66,096
TransDigm, Inc.
2023 Term Loan J, (1-mo. CME Term SOFR at 1.00% Floor + 3.25%), 8.56%, 02/28/31		38	38,081
2024 Term Loan I, (3-mo. CME Term SOFR + 2.75%), 8.06%, 08/24/28		133	133,259
2024 Term Loan K, 02/22/30(o)		13	13,019

			1,002,670

Air Freight & Logistics — 0.0%
Rand Parent LLC, 2023 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.56%, 03/17/30		15	14,859

Automobile Components — 0.0%
Clarios Global LP, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.33%, 05/06/30		131	130,891
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 10.42%, 11/17/28		59	55,421

			186,312

Security	Par (000)		Value

Automobiles — 0.0%
Dealer Tire Financial LLC, 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.08%, 12/14/27(e)	USD	93	$93,853
RVR Dealership Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 9.18%, 02/08/28		9	8,494

			102,347

Banks — 0.0%
Ascensus Holdings, Inc., Term Loan, (1-mo. CME Term SOFR + 3.61%), 8.94%, 08/02/28		155	154,076

Beverages — 0.1%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR + 6.10%), 11.40%, 01/24/30		144	115,415
Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.66%, 01/24/29		222	207,314
Triton Water Holdings, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.81%, 03/31/28		52	51,694

			374,423

Broadline Retail — 1.4%
LSF9 Atlantis Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 6.50%), 11.83%, 03/31/29		6,147	6,182,189
Sally Holdings LLC, 2023 CovLite Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.58%, 02/28/30		29	28,674
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (3-mo. CME Term SOFR + 4.75%), 10.08%, 03/15/30		230	229,947
Thrasio LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 9.26%), 14.36%, 12/18/26		2,812	932,503
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 4.01%), 9.32%, 12/21/27		13	10,430

			7,383,743

Building Products — 0.3%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.58%, 05/13/29		30	30,074
Beacon Roofing Supply, Inc., 2024 Term Loan B, 05/19/28(o)		58	58,022
Foundation Building Materials, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR + 4.00%), 9.31%, 01/29/31		77	77,270
LBM Acquisition LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 9.18%, 12/17/27		7	7,353
Porcelain Acquisition Corp., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.10%), 11.41%, 04/30/27(e)		1,222	1,158,813
SRS Distribution, Inc.
2021 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.94%, 06/02/28		137	137,617
2022 Incremental Term Loan, (1-mo. CME Term SOFR + 3.35%), 8.68%, 06/02/28		87	87,623
White Cap Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.08%, 10/19/27		74	73,668

			1,630,440

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Capital Markets — 1.1%
Alphasense, Inc., 2022 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.11%), 12.44%, 03/11/27(e)	USD	500	$501,287
Aretec Group, Inc., 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 4.60%), 9.93%, 08/09/30		28	27,999
Astra Acquisition Corp.
2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.51%), 10.82%, 10/25/28		6,000	2,400,082
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 9.14%), 14.44%, 10/25/29(e)		4,702	1,363,663
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B6, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 12/20/29		46	46,404
Azalea Topco, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.86%), 9.19%, 07/24/26		111	110,282
Castlelake Aviation One DAC
2023 Incremental Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.08%, 10/22/27		32	31,613
Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.83%, 10/22/26		98	97,977
Focus Financial Partners LLC
2021 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 06/30/28		78	77,271
2024 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.08%, 06/30/28		62	61,506
GC Champion Acquisition LLC(e)
1st Lien Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.26%), 11.71%, 08/21/28		48	47,357
1st Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.26%), 11.71%, 08/21/28		174	170,914
ION Trading Finance Ltd., 2021 USD Term Loan, (3-mo. CME Term SOFR + 4.85%), 10.15%, 04/01/28		16	15,527
Osaic Holdings, Inc.
2023 Term Loan B, (1-mo. CME Term SOFR + 4.50%), 9.83%, 08/17/28		71	71,579
2024 Term Loan, 08/17/28(o)		21	21,069
Pico Quantitative Trade Holding LLC(e)
2021 Term Loan, (3-mo. CME Term SOFR at 1.50% Floor + 7.51%), 12.82%, 02/07/25		492	488,326
Term Loan, (3-mo. CME Term SOFR at 1.50% Floor + 7.51%), 12.83%, 02/07/25		439	438,900

			5,971,756

Chemicals — 0.2%
Arc Falcon I, Inc., 2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.10%), 12.43%, 09/30/29(e)		91	81,673
Aruba Investments Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.85%), 13.18%, 11/24/28(e)		45	44,550
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.85%), 10.07%, 08/27/26		26	25,580
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 08/18/28		51	50,491
CPC Acquisition Corp., Term Loan, (3-mo. CME Term SOFR + 4.01%), 9.32%, 12/29/27		14	11,691
Derby Buyer LLC, USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.58%, 11/01/30		97	97,515

Security	Par (000)		Value

Chemicals (continued)
Ecovyst Catalyst Technologies LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.60%), 7.91%, 06/09/28	USD	62	$62,338
Element Solutions, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.33%, 12/18/30		46	46,659
HB Fuller Co., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 02/15/30		16	15,892
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR + 4.03%), 9.33%, 07/03/28		50	46,782
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.60%), 8.93%, 02/18/30		30	29,732
LSF11 A5 Holdco LLC
2023 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.35%), 9.68%, 10/15/28		13	12,909
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.94%, 10/15/28		71	70,857
Momentive Performance Materials Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.50%), 9.83%, 03/29/28		98	96,332
Nouryon USA LLC, 2023 USD Term Loan B, (3-mo. CME Term SOFR + 4.10%), 9.42%, 04/03/28		40	39,759
Olympus Water US Holding Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.57%, 11/09/28		39	38,876
OQ Chemicals Corp., 2017 USD Term Loan B2, (3-mo. CME Term SOFR + 3.70%), 8.93%, 10/14/24		71	69,444
Polar US Borrower LLC, 2018 1st Lien Term Loan, (3- mo. CME Term SOFR + 4.85%), 10.16%, 10/15/25		209	157,632
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.11%), 9.44%, 03/16/27		48	48,276
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1-mo. CME Term SOFR + 3.36%), 8.69%, 08/02/28		95	94,935
WR Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.01%), 9.32%, 09/22/28		70	69,887

			1,211,810

Commercial Services & Supplies — 1.8%
Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.82%, 10/24/30(e)		26	25,999
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 9.18%, 05/12/28		225	224,612
2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.08%, 05/12/28		15	14,954
Amentum Government Services Holdings LLC, 2022 Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.33%, 02/15/29		31	31,392
Aramark Services, Inc., 2024 Term Loan B8, (3-mo. CME Term SOFR + 2.00%), 7.33%, 06/22/30		118	118,447
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 4.75%), 10.07%, 02/23/29(e)		118	118,295
Creative Artists Agency LLC, 2024 Term Loan B, 11/27/28(o)		132	132,260
Fusion Holding Corp.(e)
Revolver, 09/15/27(o)		19	18,687
Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.25%), 11.56%, 09/14/29		228	226,223

10

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Garda World Security Corp., 2022 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.58%, 02/01/29	USD	34	$34,483
INH Buyer, Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.10%), 12.41%, 06/28/28(e)		2,773	2,096,093
Kellermeyer Bergensons Services LLC(e)
2019 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.15%), 11.59%, 11/07/26		413	412,994
2020 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.59%, 11/07/26		91	90,627
2021 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.15%), 11.59%, 11/07/26		126	125,536
Mavis Tire Express Services Topco Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.08%, 05/04/28		132	132,312
PECF USS Intermediate Holding III Corp., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.51%), 9.82%, 12/15/28		52	39,498
Prime Security Services Borrower LLC, 2023 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.83%, 10/14/30		39	38,903
Syndigo LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 8.11%), 13.44%, 12/15/28(e)		2,000	1,880,000
Tempo Acquisition LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.08%, 08/31/28		232	232,998
Thunder Purchaser, Inc.(e)
2021 Delayed Draw Term Loan, (3-mo. CME Term SOFR + 5.90%), 11.21%, 06/30/28		109	105,751
2021 Term Loan, (3-mo. CME Term SOFR + 5.90%), 11.21%, 06/30/28		261	253,449
Delayed Draw Term Loan, (3-mo. CME Term SOFR + 5.90%), 11.21%, 06/30/28		568	552,131
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 5.90%), 11.21%, 06/30/27		141	137,110
Term Loan, (3-mo. CME Term SOFR + 5.90%), 11.21%, 06/30/28		2,151	2,090,367
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.10%), 9.43%, 11/02/27		99	95,974
Vestis Corp., Term Loan, (3-mo. CME Term SOFR + 2.25%), 7.58%, 02/22/31(e)		55	54,931
Viad Corp., Initial Term Loan, (1-mo. CME Term SOFR + 5.11%), 10.44%, 07/30/28		44	43,663

			9,327,689

Communications Equipment — 0.0%
Ciena Corp., 2020 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.33%, 10/24/30		72	72,848
Viasat, Inc.
2023 Term Loan, (1-mo. CME Term SOFR + 4.61%), 9.93%, 05/30/30		28	26,957
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 03/02/29		55	53,038

			152,843

Construction & Engineering — 0.4%
Brand Industrial Services, Inc., 2023 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 5.50%), 10.81%, 08/01/30		200	200,606
Corestates, Inc., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.26%), 11.57%, 03/31/28(e)		330	324,075

Security		Par (000)	Value

Construction & Engineering (continued)
Legence Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.60%), 8.93%, 12/16/27	USD	10	$9,921
LJ Avalon Holdings LLC(e)
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.40%), 11.71%, 02/01/30		9	9,113
Revolver, 02/01/29(o)		9	9,310
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.40%), 11.67%, 02/01/30		57	57,238
Pueblo Mechanical and Controls LLC(e)
2022 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.50%), 11.82%, 08/23/28		495	487,946
2022 Revolver, (Prime + 5.50%), 13.32%, 08/23/27		57	55,982
2022 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.50%), 11.82%, 08/23/28		714	703,505
USIC Holdings, Inc., 2021 Term Loan, (3-mo. CME Term SOFR + 3.76%), 9.06%, 05/12/28		64	64,150

			1,921,846

Construction Materials — 0.8%
ACProducts Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.51%), 9.81%, 05/17/28		85	77,696
AHF Parent Holding, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.51%), 11.81%, 02/01/28(e)		1,800	1,782,000
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.33%, 01/31/31		30	29,995
Chariot Buyer LLC
2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.08%, 11/03/28		28	28,035
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 11/03/28		157	156,176
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 04/12/28		9	9,236
CP Atlas Buyer, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 9.18%, 11/23/27		63	62,066
CP Iris Holdco I, Inc., 2021 2nd Lien Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 7.10%), 12.43%, 10/01/29(e)		115	106,375
CPG International LLC, 2022 Term Loan B, (1-mo. CME Term SOFR + 2.60%), 7.93%, 04/28/29		44	44,469
Emerald Debt Merger Sub LLC, Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.79%, 05/31/30		88	87,449
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1-mo. CME Term SOFR + 1.85%), 7.18%, 03/01/27		22	21,893
Kellermeyer Bergensons Services, LLC, 2024 Delayed Draw Term Loan, 11/06/28(e)(o)		10	10,254
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.33%, 03/08/29		34	31,982
Oscar AcquisitionCo. LLC, Term Loan B, (3-mo. CME Term SOFR + 4.60%), 9.90%, 04/29/29		57	56,905
Quikrete Holdings, Inc.
2023 Term Loan B, (1-mo. CME Term SOFR + 2.86%), 8.19%, 03/19/29		25	24,810
2024 Term Loan B, 03/25/31(o)		37	37,015
Smyrna Ready Mix Concrete LLC, 2023 Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.83%, 04/02/29(e)		22	22,224

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Construction Materials (continued)
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.36%), 7.69%, 09/22/28	USD	61	$61,032
Summit Materials LLC, 2023 Incremental Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.83%, 01/12/29		33	33,140
Thermostat Purchaser III, Inc., 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.40%), 12.74%, 08/31/29(e)		1,388	1,344,784
Wilsonart LLC, 2021 Term Loan E, (3-mo. CME Term SOFR at 1.00% Floor + 3.35%), 8.65%, 12/31/26		114	114,516

			4,142,052

Consumer Discretionary — 1.0%
Sellerx(e)
2023 Tranche A1 Term Loan A, (3-mo. CME Term SOFR + 4.50%), 9.81%, 05/23/26		2,632	2,595,546
2023 Tranche A2 Term Loan A, (3-mo. CME Term SOFR + 4.50%), 9.81%, 05/23/26		2,631	2,594,034
Thrasio LLC, 2024 DIP Exit Term Loan, (3-mo. CME Term SOFR + 8.00%), 13.33%, 07/01/24		341	337,000

			5,526,580

Consumer Finance — 0.6%
Freedom Financial Network Funding LLC(e)
1st Lien Term Loan, (6-mo. CME Term SOFR at 1.00% Floor + 9.25%), 14.50%, 09/21/27		375	363,750
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 9.25%), 14.64%, 09/21/27		125	121,250
GTCR W Merger Sub LLC, USD Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.31%, 01/31/31		112	112,304
Lucky US Buyerco LLC(e) Revolver, 04/01/29(o)		22	21,854
Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 7.50%), 12.83%, 04/01/29		86	84,703
Money Transfer Acquisition, Inc., 2022 Term Loan, (1- mo. CME Term SOFR + 8.35%), 13.68%, 12/14/27(e)		450	445,500
Trans Union LLC, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 12/01/28		134	133,454
Travelport Finance Luxembourg SARL, 2020 Super Priority Term Loan, (1-mo. LIBOR US at 1.00% Floor + 1.60%), 7.05%, 09/30/28		1	925
WorldRemit Ltd., Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 9.40%), 14.74%, 02/11/26(e)		2,069	2,004,861

			3,288,601

Consumer Staples Distribution & Retail — 0.2%
JP Intermediate B LLC, Term Loan, (3-mo. LIBOR US at 1.00% Floor + 6.02%), 11.07%, 11/20/25(e)		1,461	1,070,837
U.S. Foods, Inc.
2019 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 7.44%, 09/13/26		24	24,452
2021 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.33%, 11/22/28		58	57,912

			1,153,201

Containers & Packaging — 0.7%
Charter Next Generation, Inc., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.83%, 12/01/27		163	162,996

Security		Par (000)	Value

Containers & Packaging (continued)
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 10.43%, 10/29/28	USD	80	$77,860
Mauser Packaging Solutions Holding Co., Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.33%, 08/14/26		55	55,760
Pactiv Evergreen Group Holdings Inc, 2020 Term Loan B2, (1-mo. CME Term SOFR + 3.36%), 8.69%, 02/05/26		7	6,897
Pregis TopCo LLC, 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.08%, 07/31/26		19	18,967
Supplyone, Inc.(e)
Incremental Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.10%), 11.42%, 11/01/24		1,234	1,227,407
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.10%), 11.42%, 11/01/24		1,945	1,934,398
Trident TPI Holdings, Inc., 2021 Term Loan B3, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 9.78%, 09/15/28		52	51,771

			3,536,056

Distributors — 0.0%
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 9.32%, 10/28/27		69	64,644

Diversified Consumer Services — 2.0%
Accuserve Solutions, Inc., 2024 Delayed Draw Term Loan, 03/15/30(o)		1,108	1,108,422
Ascend Learning LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.85%), 11.18%, 12/10/29		15	14,941
2021 Term Loan, (1-mo. CME Term SOFR + 3.60%), 8.93%, 12/11/28		27	26,908
BW Holding, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.65%), 12.99%, 12/14/29(e)		3,079	2,755,651
Chronicle Bidco, Inc.(e)
2022 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 11.90%, 05/18/29		2,912	2,917,452
Delayed Draw Term Loan, 05/01/29(o)		1,561	1,563,829
Employ, Inc., Term Loan, (3-mo. CME Term SOFR + 8.00%), 13.19%, 08/07/28(e)		250	246,289
KUEHG Corp., 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.30%, 06/12/30		59	58,801
Learning Care Group U.S. No. 2, Inc., 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.07%, 08/11/28		10	9,952
MSM Acquisitions, Inc.(e)
2021 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.34%, 12/09/26		81	74,020
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.34%, 12/09/26		351	320,557
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.32%, 12/09/26		162	148,345
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.34%, 12/09/26		1,059	967,930
Sotheby’s, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.76%), 10.08%, 01/15/27		157	153,731

12

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Consumer Services (continued)
Spring Education Group, Inc., Term Loan, (3-mo. CME Term SOFR + 4.50%), 9.81%, 10/04/30	USD	69	$69,643
Wand NewCo 3, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.08%, 01/30/31		111	111,260

			10,547,731

Diversified REITs(e) — 0.8%
Greystone Affordable Housing Initiatives LLC
2022 Term Loan, (1-mo. CME Term SOFR + 6.61%), 11.94%, 03/08/27		1,636	1,624,166
Delayed Draw Term Loan, (6-mo. CME Term SOFR at 1.25% Floor + 6.43%), 11.61%, 03/02/26		2,800	2,800,000

			4,424,166

Diversified Telecommunication Services — 1.0%
Connect Finco SARL
2021 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.83%, 12/11/26		166	165,804
2024 Extended Term Loan B, 09/13/29(o)		57	56,016
Consolidated Communications, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.61%), 8.94%, 10/02/27		11	10,038
Level 3 Financing Inc.(e)
2024 Extended Term Loan B1, (1-week CME Term SOFR at 2.00% Floor + 6.56%), 11.81%, 04/15/29		32	32,138
2024 Extended Term Loan B2, (1-week CME Term SOFR at 2.00% Floor + 6.56%), 11.81%, 04/15/30		33	32,374
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-week CME Term SOFR at 2.00% Floor + 2.46%), 7.79%, 04/15/29		41	30,696
2024 Extended Term Loan B2, (3-mo. CME Term SOFR at 2.00% Floor + 2.46%), 7.79%, 04/15/30(e)		42	31,332
2024 Term Loan A, 06/01/28(o)		11	9,041
ORBCOMM, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.77%, 09/01/28		65	62,721
Zayo Group Holdings, Inc.
2022 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.32%), 9.66%, 03/09/27		2,393	2,131,650
USD Term Loan, (1-mo. CME Term SOFR + 3.00%), 8.44%, 03/09/27		3,071	2,687,880

			5,249,690

Electronic Equipment, Instruments & Components — 0.1%
Coherent Corp., 2022 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.19%, 07/02/29		55	55,183
ESO Solutions, Inc., Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.35%, 05/03/27(e)		182	178,564

Security		Par (000)	Value

Electronic Equipment, Instruments & Components (continued)
MX Holdings U.S., Inc., 2023 USD Term Loan B1D, (1-mo. CME Term SOFR at 0.75% Floor + 2.86%), 8.19%, 07/31/28	USD	10	$9,954
Roper Industrial Products Investment Co., 2023 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.30%, 11/22/29		128	128,540

			372,241

Energy Equipment & Services — 0.0%
Lealand Finance Co. BV
2020 Make Whole Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.44%, 06/28/24(e)		1	409
2020 Take Back Term Loan, (1-mo. CME Term SOFR + 1.11%), 6.44%, 06/30/25		5	2,098

			2,507

Entertainment — 0.3%
AMC Entertainment Holdings, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 04/22/26		99	82,431
Cirque Du Soleil Holding USA Newco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.55%, 03/08/30		49	49,438
Delta 2 Lux SARL, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.56%, 01/15/30		88	88,022
Gympass, Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%, 4.00% PIK), 9.43%, 07/08/27(e)(h)		268	269,425
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 2.35%), 7.68%, 03/24/25		78	77,474
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR + 1.85%), 7.18%, 10/19/26		155	154,626
Motion Finco SARL, 2024 USD Term Loan B, 11/12/29(o)		65	64,853
NEP Group, Inc.
2018 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.11%), 12.44%, 10/19/26		141	113,481
2023 Term Loan B, (1-mo. CME Term SOFR + 3.36%), 8.69%, 08/19/26		89	84,950
SMG U.S. Midco 2, Inc., 2020 Term Loan, (3-mo. CME Term SOFR + 2.76%), 8.07%, 01/23/25		33	32,669
Streamland Media Midco LLC, 2022 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.51%), 12.82%, 12/31/24(e)		75	71,013
UFC Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.01%), 8.34%, 04/29/26		43	43,513
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 2.86%), 8.19%, 05/18/25		167	166,323

			1,298,218

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Environmental, Maintenance & Security Service — 0.0%
Clean Harbors, Inc., 2023 Term Loan, 10/08/28(o)	USD	58	$57,907
GFL Environmental, Inc., 2023 First Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 05/31/27		59	58,940

			116,847

Financial Services — 6.4%
2-10 HBW, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.00%), 11.43%, 03/26/26(e)		2,054	2,033,130
ARAS Corp.(e)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 6.65%), 11.98%, 04/13/27		151	147,570
Term Loan, (3-mo. LIBOR at 1.00% Floor + 3.65%, 3.25% PIK), 11.99%, 04/13/27(h)		2,268	2,211,255
Arrow Purchaser, Inc.(e)
Revolver, (1-mo. CME Term SOFR at 1.00% Floor + 6.86%), 12.19%, 04/15/26		102	100,804
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.86%), 12.19%, 04/15/26		886	872,673
Belron Finance U.S. LLC
2019 USD Term Loan B3, (3-mo. CME Term SOFR + 2.51%), 7.83%, 10/30/26		40	40,215
2023 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.35%), 7.66%, 04/18/29		22	21,890
2023 USD Term Loan, (3-mo. CME Term SOFR + 2.26%), 7.58%, 04/13/28		172	171,974
Community Merger Sub Debt LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.75%), 11.05%, 01/02/30(e)		79	77,006
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 9.06%, 04/09/27		259	257,798
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR + 7.01%), 12.32%, 04/07/28		130	129,513
Foreside Financial(e)
Incremental Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.40%), 10.57%, 09/30/27		121	119,611
Incremental Term Loan, (3-mo. CME Term SOFR + 5.40%), 10.74%, 09/30/27		1,752	1,729,523
GC Waves Holdings, Inc., 2023 Replacing Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.35%), 10.68%, 08/10/29(e)		3,907	3,945,736
GIP Pilot Acquisition Partners LP, Term Loan, (3-mo. CME Term SOFR + 3.00%), 8.33%, 10/04/30		13	13,029
HowlCo LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.15%), 11.98%, 10/22/27(e)		1,102	1,075,735
Hyperion Refinance SARL, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 02/15/31		35	35,003
IT Parent LLC(e)
2021 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.35%), 11.68%, 10/01/26		310	297,881
Revolver, (1-mo. CME Term SOFR at 1.00% Floor + 6.35%), 11.67%, 10/01/26		299	287,493
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.35%), 11.68%, 10/01/26		2,429	2,336,448
Kid Distro Holdings LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.90%), 11.06%, 10/01/27(e)		1,284	1,225,529
Oak Purchaser, Inc.(e)
2024 Delayed Draw Term Loan, 04/28/28(o)		486	477,192
2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 10.81%, 04/28/28		262	256,949

Security		Par (000)	Value

Financial Services (continued)
Oak Purchaser, Inc.(e) (continued)
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 10.81%, 04/28/28	USD	1,439	$1,411,810
Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 10.81%, 04/28/28		2,159	2,117,714
Oasis Financial LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR + 8.62%), 13.94%, 07/05/26(e)		2,000	1,964,000
PMA Parent Holdings, LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.00%), 11.31%, 01/31/31(e)		88	85,925
Smarsh, Inc.(e)
2022 Delayed Draw Term loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.75%), 11.06%, 02/16/29		191	190,476
2022 Revolver, (1-mo. CME Term SOFR at 0.75% Floor + 5.75%), 11.08%, 02/16/29		38	38,095
2022 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.75%), 11.06%, 02/16/29		1,524	1,523,810
Sunrise Financing Partnership, 2021 USD Term Loan AX, (1-mo. CME Term SOFR + 3.11%), 8.44%, 01/31/29		43	43,043
Superman Holdings LLC(e)
2021 Incremental Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.13%), 11.43%, 08/31/27		1,110	1,110,463
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.13%), 11.43%, 08/31/27		559	558,464
Wealth Enhancement Group LLC, 2021 August Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 10.82%, 10/04/27(e)		1,185	1,168,346
Wharf Street Rating Acquisition LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.85%), 11.18%, 12/10/27(e)		3,881	3,821,233
Zilliant, Inc.(e)(h)
Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 2.10%, 5.00% PIK), 12.43%, 12/21/27		301	288,782
Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 2.10%, 5.00% PIK), 12.43%, 12/21/27		1,645	1,577,177

			33,763,295

Food Products — 1.4%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.86%), 9.19%, 10/01/25		56	55,236
2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.86%), 10.19%, 10/01/25		110	108,223
B&G Foods, Inc., 2019 Term Loan B4, (1-mo. CME Term SOFR + 2.50%), 7.83%, 10/10/26		5	4,715
Chobani LLC
2020 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.94%, 10/25/27		197	197,408
2023 Incremental Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.08%, 10/25/27		33	33,082
Empire Resorts, Inc., EUR Junior Term Loan, (3-mo. EURIBOR at 0.50% Floor + 6.50%), 10.43%, 06/24/26(e)	EUR	5,361	5,205,501
Froneri U.S., Inc., 2020 USD Term Loan, (1-mo. CME Term SOFR + 2.35%), 7.68%, 01/29/27	USD	165	164,840
H-Food Holdings LLC
2018 Incremental Term Loan B2, (3-mo. CME Term SOFR + 4.26%), 9.60%, 05/23/25		1,421	1,027,628

14

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food Products (continued)
H-Food Holdings LLC (continued)
2018 Term Loan B, (3-mo. CME Term SOFR + 3.95%), 9.29%, 05/23/25	USD	830	$599,915
2020 Incremental Term Loan B3, (3-mo. CME Term SOFR at 1.00% Floor + 5.26%), 10.60%, 05/23/25		11	7,671
Nomad Foods U.S. LLC, Term Loan B4, (6-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.27%, 11/13/29		32	31,702
UTZ Quality Foods LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 01/20/28		102	102,714

			7,538,635

Ground Transportation — 0.9%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.85%), 10.17%, 04/06/28		53	52,716
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.86%), 7.19%, 08/06/27		65	64,970
Keep Truckin, Inc.(e)
Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.68%), 12.97%, 04/08/25		988	988,094
Delayed Draw Term Loan 2, (1-mo. CME Term SOFR at 1.00% Floor + 7.25%), 12.97%, 04/08/25		1,512	1,511,906
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.68%), 12.97%, 04/08/25		2,000	2,000,000
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3- mo. CME Term SOFR + 5.76%), 11.10%, 08/04/25		26	18,521
Uber Technologies, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.08%, 03/03/30		85	85,285

			4,721,492

Health Care Equipment & Supplies — 1.2%
Appriss Health LLC(e)
Revolver, (Prime + 5.75%), 14.25%, 05/06/27		9	9,287
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.15%), 12.48%, 05/06/27		1,400	1,375,672
Avantor Funding, Inc., 2021 Term Loan B5, (1-mo. CME Term SOFR + 2.35%), 7.68%, 11/08/27		51	50,901
Bausch & Lomb Corp., 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.33%, 09/29/28		40	39,726
Bausch and Lomb Corp., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 05/10/27		109	107,810
Insulet Corp., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.33%, 05/04/28		31	30,971
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.31%, 10/19/27		87	85,376
Medline Borrower LP, USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.44%, 10/23/28		216	216,472
Sotera Health Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR + 2.86%), 8.19%, 12/11/26		110	109,283
Touchstone Acquisition, Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.10%), 11.41%, 12/29/28(e)		4,421	4,309,323

			6,334,821

Health Care Providers & Services — 5.4%
Alcami Corp.(e)
2022 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.15%), 12.47%, 12/21/28		5	5,280

Security		Par (000)	Value

Health Care Providers & Services (continued)
Alcami Corp.(e) (continued)
2022 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.15%), 12.49%, 12/21/28	USD	70	$71,931
Aveanna Healthcare LLC
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR + 7.15%), 12.49%, 12/10/29(e)		1,189	1,011,075
2021 Term Loan B, (3-mo. CME Term SOFR + 3.85%), 9.19%, 07/17/28		4,898	4,695,353
BW NHHC Holdco, Inc.
2022 1st Lien Second Out Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 13.30%, 01/15/26		2,024	1,716,835
2022 2nd Lien Third Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 12.00%), 17.30%, 11/15/26		1,687	590,295
2022 Super Priority Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 7.50%), 12.80%, 01/15/26		426	428,882
2024 Term Loan B, (3-mo. CME Term SOFR at 2.00% Floor + 7.50%), 12.80%, 01/15/26(e)		2,133	2,154,186
Carering Health, LLC, Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.00%), 11.32%, 05/04/28(e)		677	659,359
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1-mo. CME Term SOFR + 2.11%), 7.44%, 02/22/28 ..		85	84,446
CBI-Gator Acquisition LLC(e)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 5.75%, 0.50% PIK), 11.71%, 10/25/27(h)		286	267,524
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.90%), 11.71%, 10/25/27		2,776	2,595,332
Charlotte Buyer, Inc., 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.57%, 02/11/28		4,912	4,923,445
CHG Healthcare Services, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.36%), 8.69%, 09/29/28		56	55,809
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.82%, 11/08/27		96	96,288
Electron BidCo, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.44%, 11/01/28		156	156,786
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.61%), 9.94%, 02/04/27		28	28,505
EyeCare Partners LLC, 2021 2nd Lien Term Loan, (3- mo. CME Term SOFR at 0.50% Floor + 7.01%), 12.32%, 11/15/29		76	26,176
Fortrea Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.08%, 07/01/30		28	27,864
ICON Luxembourg SARL
2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.30%, 07/03/28		81	81,124
2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.31%, 07/03/28		20	20,384
IQVIA, Inc., 2023 USD Term Loan B4, (3-mo. CME Term SOFR + 2.00%), 7.31%, 01/02/31		56	56,080
MED ParentCo LP, 1st Lien Term Loan, (1-mo. CME Term SOFR + 4.36%), 9.69%, 08/31/26		14	13,955
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 7.10%), 12.43%, 11/01/29		80	63,900
Patriot Home Care, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.11%), 11.34%, 05/05/28(e)		2,919	2,843,497

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Health Care Providers & Services (continued)
Phoenix Newco, Inc., 2021 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.36%), 8.69%, 11/15/28	USD	112		$112,259
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.10%), 8.40%, 11/18/27		63		62,204
PTSH Intermediate Holdings LLC(e)
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.65%), 10.96%, 12/17/27		471		468,213
Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.65%), 10.96%, 12/17/27		2,476		2,460,797
Quorum Health Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 8.35%), 13.68%, 04/29/25		1,355		813,010
Reverb Buyer, Inc., 2021 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 11/01/28		—	(p)	40
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.31%, 09/27/30		49		48,669
Surgery Center Holdings, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.83%, 12/19/30		54		54,261
Team Public Choices LLC, Second Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 9.43%), 14.58%, 12/18/28(e)		2,265		2,151,401
Vizient, Inc., 2022 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.35%), 7.68%, 05/16/29		37		37,456
WCG Intermediate Corp., 2019 Term Loan, (1-mo. CME Term SOFR + 4.11%), 9.44%, 01/08/27		42		41,740

				28,924,361

Health Care Technology — 1.0%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.58%, 02/15/29		311		307,778
Cotiviti, Inc.(o)
2024 Fixed Term Loan B, 02/21/31		50		50,063
2024 Term Loan, 02/21/31		85		84,787
ESO Solutions, Inc., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.35%, 05/03/27(e)		3,696		3,622,393
Gainwell Acquisition Corp.
2nd Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 8.10%), 13.43%, 10/02/28(e)		994		949,081
Term Loan B, (3-mo. CME Term SOFR + 4.10%), 9.41%, 10/01/27		138		131,636
Verscend Holding Corp., 2021 Term Loan B, (1-mo. CME Term SOFR + 4.11%), 9.44%, 08/27/25		63		62,479
Waystar Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.33%, 10/22/29		42		42,061

				5,250,278

Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.08%, 05/18/30		32		32,442

Hotels, Restaurants & Leisure — 1.5%
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 3.86%), 9.19%, 02/02/26		88		84,766
Alterra Mountain Co.(e)
2023 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.18%, 05/31/30		8		7,970
2024 Add-on Term Loan B, 05/31/30(o)		13		13,049

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.83%, 10/02/28	USD	63	$59,586
Caesars Entertainment, Inc.
2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.04%, 02/06/31		133	133,000
Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.66%, 02/06/30		33	32,725
Carnival Corp., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.32%, 08/08/27		57	56,683
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR + 2.10%), 7.43%, 03/17/28		74	74,189
City Football Group Ltd., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 8.44%, 07/21/28		95	94,629
ECL Entertainment, LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.08%, 08/31/30		20	19,955
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.08%, 01/27/29		223	223,174
Flutter Financing BV, Term Loan B, (3-mo. CME Term SOFR + 2.25%), 7.56%, 11/25/30		173	172,474
Four Seasons Hotels Ltd., 2024 Term Loan B, (3-mo. CME Term SOFR + 2.10%), 7.43%, 11/30/29		156	156,039
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 2.00%), 7.43%, 11/08/30		97	97,423
IRB Holding Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.85%), 8.08%, 12/15/27		134	134,464
Light & Wonder International, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.08%, 04/14/29		101	101,553
Mesquite Bidco, LLC, 2023 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.10%), 12.44%, 12/03/29(e)		94	91,567
Oravel Stays Singapore Pte. Ltd., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 8.51%), 13.84%, 06/23/26		5,785	5,678,944
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.68%, 03/09/28		53	33,745
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 2.85%), 8.18%, 05/03/29		93	92,839
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.58%, 01/05/29		22	21,775
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 08/25/28		24	23,693
Showtime Acquisition LLC (World Choice)(e)
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.60%), 12.92%, 08/07/28		10	9,953
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.60%), 12.92%, 08/07/28		88	86,440
Station Casinos LLC, 2024 Term Loan B, 03/14/31(o)		123	122,763

16

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Whatabrands LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.36%), 8.69%, 08/03/28	USD	139	$138,907
Wyndham Hotels & Resorts, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.35%), 7.68%, 05/24/30		16	15,661

			7,777,966

Household Durables — 1.5%
AI Aqua Merger Sub, Inc., 2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.58%, 07/31/28		78	78,624
Colony Display LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.76%, 3.00% PIK), 15.07%, 06/30/26(e)(h)		1,325	1,299,877
HomeRenew Buyer, Inc.(e)
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 12.19%, 11/23/27		1,294	1,115,141
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 6.65%), 12.04%, 11/23/27		564	486,430
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 12.19%, 11/23/27		2,111	1,819,411
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.82%, 02/26/29		134	131,999
Hyphen Solutions LLC(e)
2021 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.60%), 10.93%, 10/27/26		1,474	1,450,004
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.60%), 10.93%, 10/27/26		1,459	1,435,659
Stitch Aquisition Corp., Term Loan B, (3-mo. CME Term SOFR + 7.00%), 12.31%, 07/28/28		117	29,325
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 4.11%), 9.44%, 10/06/28		113	103,540
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 8.69%, 10/30/27		169	155,730

			8,105,740

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.58%, 07/31/30		54	53,649
Calpine Corp., Term Loan B9, (1-mo. CME Term SOFR + 2.00%), 7.33%, 01/31/31		27	26,834
NRG Energy, Inc., 2024 Term Loan, 03/27/31(o)		59	58,890

			139,373

Industrial Conglomerates — 0.0%
JFL-Tiger Acquisition Co., Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.32%, 10/17/30		24	23,947

Insurance — 3.3%
AIS Holdco, LLC, 2018 1st Lien Term Loan, (3-mo. CME Term SOFR + 5.26%), 10.57%, 08/15/25		1,856	1,804,655
Alera Group Holdings, Inc.(e)
2021 1st Lien Delayed Draw Term Loan, (1-mo. CME Term SOFR + 5.35%), 10.68%, 10/02/28		521	520,608
2021 Delayed Draw Term Loan, (1-mo. CME Term SOFR + 6.10%), 11.43%, 10/02/28		857	856,786
2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.35%), 10.68%, 10/02/28		3,015	3,014,836

Security		Par (000)	Value

Insurance (continued)
Alliant Holdings Intermediate LLC, 2023 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 11/06/30	USD	314	$315,595
AmWINS Group, Inc.
2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 7.69%, 02/19/28		112	111,961
2023 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.19%, 02/19/28		24	23,723
Amynta Agency Borrower, Inc., 2023 1st Lien Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.55%, 02/28/28		64	64,775
AssuredPartners, Inc.
2020 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.94%, 02/12/27		89	89,445
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.94%, 02/12/27		40	39,635
2023 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.08%, 02/12/27		6	5,955
2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 02/14/31		22	22,021
Baldwin Risk Partners, LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.94%, 10/14/27		36	35,726
Higginbotham Insurance Agency, Inc.(e)
2021 1st Amendment Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.60%), 10.93%, 11/24/28		2,433	2,457,452
2024 Delayed Draw Term Loan, 11/25/26(o)		2,561	2,535,050
HUB International Ltd., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.57%, 06/20/30		193	193,196
Integrity Marketing Acquisition, LLC, 2023 Refi Amendment No.6 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.15%), 11.49%, 08/27/26(e)		978	977,953
Jones Deslauriers Insurance Management, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.80%, 03/15/30		52	51,951
Peter C. Foy & Associates Insurance Services LLC(e)
2021 First Lien Delayed Draw Term loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.11%), 11.44%, 11/01/28		583	582,830
2021 First Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.11%), 11.44%, 11/01/28		2,098	2,098,189
2022 1st Amendment Delayed Draw Term loan B, (1-mo. CME Term SOFR at 0.75% Floor + 6.11%), 11.44%, 11/01/28		1,135	1,135,355
Ryan Specialty LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.08%, 09/01/27		133	133,266
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.08%, 02/24/28		159	158,880
Truist Insurance Holdings LLC(o)
1st Lien Term Loan, 03/24/31		124	123,793
2nd Lien Term Loan, 03/08/32		64	64,320
USI, Inc./New York
2023 Acquisition Term Loan, (3-mo. CME Term SOFR + 3.25%), 8.55%, 09/27/30		47	46,780
2023 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 8.30%, 11/22/29		175	174,958

			17,639,694

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interactive Media & Services — 0.7%
Acuris Finance U.S., Inc., 2021 USD Term Loan B, (3- mo. CME Term SOFR + 4.15%), 9.45%, 02/16/28	USD	36	$36,169
Research Now Group, Inc.
2017 1st Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.76%), 11.07%, 12/20/24		6,184	3,654,098
2017 2nd Lien Term Loan, (3-mo. Non-Accrual at 1.00% Floor + 9.76%), 15.14%, 12/20/25(d)(n)		500	115,000

			3,805,267

Internet Software & Services — 0.0%
Gen Digital, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 2.10%), 7.43%, 09/12/29		59	59,550

IT Services — 6.2%
Acquia, Inc.(e)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.45%, 10/31/25		36	35,951
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.15%), 12.74%, 10/31/25		481	480,902
Aerospike Inc.(e)
2023 Second Amendment Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.50%), 12.94%, 12/29/25		88	87,162
Term Loan, (1-mo. CME Term SOFR + 7.50%), 12.94%, 12/29/25		1,713	1,700,476
Asurion LLC
2020 Term Loan B8, (1-mo. CME Term SOFR + 3.36%), 8.69%, 12/23/26		72	70,495
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 10.69%, 01/31/28		76	68,210
2023 Term Loan B11, (1-mo. CME Term SOFR + 4.35%), 9.68%, 08/19/28		60	57,937
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1- mo. CME Term SOFR + 2.75%), 8.08%, 01/31/31		144	143,552
Central Parent, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.31%, 07/06/29		147	147,919
CivicPlus LLC(e)
2022 Holdco Notes, (3-mo. CME Term SOFR at 0.75% Floor + 4.15%, 2.50% PIK), 13.44%, 06/09/34(h)		672	670,510
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%, 2.50% PIK), 11.99%, 08/24/27(h)		373	371,715
Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.15%), 11.99%, 08/24/27		795	792,992
Cybergrants Holdings LLC(e)
2023 Amendment No.4 Incremental Term Loan, (3- mo. CME Term SOFR at 0.75% Floor + 8.00%), 13.30%, 09/08/27		951	938,108
Revolver, (3-mo. CME Term SOFR at 0.75% Floor + 6.25%), 12.42%, 09/08/27		176	171,889
Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.25%), 12.55%, 09/08/27		3,194	3,117,434
Delivery Hero Finco LLC, 2024 USD Term Loan B, 12/12/29(o)		6,539	6,171,655
DTI Holdco, Inc., 2022 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.75%), 13.06%, 04/26/30(e)		4,000	3,440,000
Ensono LP, 2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 8.11%), 13.44%, 05/28/29(e)		3,000	2,949,000
Epicor Software Corp., 2020 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 8.69%, 07/30/27		47	47,622

Security		Par (000)	Value

IT Services (continued)
Go Daddy Operating Co. LLC, 2024 Term Loan B6, (1-mo. CME Term SOFR + 2.00%), 7.33%, 11/09/29	USD	86	$85,905
Huckabee Acquisition LLC, Delayed Draw Term Loan(e)(o)		16	16,129
Huckabee Acquisition, LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.75%), 11.07%, 01/16/30(e)		74	72,932
Inmoment, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%, 2.50% PIK), 12.96%, 06/08/28(e)(h)		4,159	4,049,561
Integratecom, Inc.(e)
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.43%, 12/15/27		100	96,955
Revolver, (3-mo. CME Term SOFR + 6.00%), 11.48%, 12/15/27		129	125,396
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.43%, 12/15/27		1,573	1,524,905
Madison Logic Holdings, Inc., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.30%, 12/30/28(e)		88	84,708
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 10.57%, 07/27/28		4,405	2,590,217
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 8.51%), 13.82%, 07/27/29		2,197	637,038
Persado, Inc., Term Loan, (1-mo. CME Term SOFR at 1.80% Floor + 7.50%), 12.83%, 02/01/25(e)		119	115,603
Serrano Parent, LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.50%), 11.81%, 05/13/30(e)		90	89,730
Spartan Bidco Pty. Ltd., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 0.90%, 6.40% PIK), 12.47%, 01/24/28(e)(h)		2,010	1,998,136
Transnetwork LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.50%), 10.81%, 12/29/30(e)		100	100,124
Venga Finance SARL, 2021 USD Term Loan B, (3-mo. CME Term SOFR + 5.01%), 10.35%, 06/28/29		36	35,873

			33,086,741

Leisure Products — 0.0%
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR + 4.10%), 9.43%, 12/01/28		29	28,100
Peloton Interactive, Inc., Term Loan, (6-mo. CME Term SOFR + 7.10%), 12.48%, 05/25/27		48	48,293

			76,393

Machinery — 1.0%
Albion Financing 3 SARL, USD Term Loan, (3-mo. CME Term SOFR + 5.51%), 10.83%, 08/17/26		93	92,972
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 10.32%, 06/23/28		92	92,059
Bad Boy Mowers JV Acquisition LLC, 2023 Term Loan, (3-mo. CME Term SOFR + 6.00%), 11.31%, 11/09/29(e)		66	64,838
Barnes Group Inc, 2024 Term Loan, (1-mo. CME Term SOFR + 2.50%), 7.83%, 09/03/30		51	50,813
Filtration Group Corp.
2021 Incremental Term Loan, (1-mo. CME Term SOFR + 3.61%), 8.94%, 10/21/28		60	59,909
2023 USD Term Loan, (1-mo. CME Term SOFR + 4.36%), 9.69%, 10/21/28		96	96,381

18

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Machinery (continued)
Gardner Denver, Inc., 2020 USD Term Loan B2, (1-mo. CME Term SOFR + 1.85%), 7.18%, 03/01/27	USD	59	$59,265
Gates Global LLC, 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.75% Floor + 2.60%), 7.93%, 03/31/27		41	41,590
Generac Power Systems, Inc., 2019 Term Loan B, (1- mo. CME Term SOFR + 1.85%), 7.18%, 12/13/26		15	14,962
Madison IAQ LLC, Term Loan, (1-mo. CME Term SOFR + 3.36%), 8.69%, 06/21/28		191	190,907
Sonny’s Enterprises LLC, 2023 Restatement Date Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.90%), 12.22%, 08/05/28(e)		3,826	3,864,118
SPX Flow, Inc., 2022 Term Loan, (1-mo. CME Term SOFR + 4.60%), 9.93%, 04/05/29		106	106,053
Titan Acquisition Ltd./Canada
2018 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 03/28/25		143	142,708
2024 Term Loan B, 02/01/29(o)		147	147,305
TK Elevator U.S. Newco, Inc., USD Term Loan B, 04/30/30(o)		184	184,185
Vertiv Group Corp., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.94%, 03/02/27		125	124,824
Wec US Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.08%, 01/27/31		58	57,916

			5,390,805

Media — 0.6%
A L Parent LLC, 2023 Take Back Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 5.50%), 10.83%, 06/30/28		36	35,793
ABG Intermediate Holdings 2 LLC, 2021 Term Loan B1, (1-mo. CME Term SOFR + 3.60%), 8.93%, 12/21/28		52	51,690
Altice Financing SA, USD 2017 1st Lien Term Loan, (3-mo. LIBOR US + 2.75%), 8.33%, 01/31/26(e)		80	77,456
AVSC Holding Corp.(h)
2020 Term Loan B1, (1-mo. CME Term SOFR + 3.60%, 0.60% PIK), 8.93%, 03/03/25		65	64,570
2020 Term Loan B3, (5.00% Cash and 10.00% PIK), 15.00%, 10/15/26		36	37,830
Charter Communications Operating, LLC, 2023 Term Loan B4, (3-mo. CME Term SOFR + 2.00%), 7.33%, 12/07/30		55	54,622
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 4.11%), 9.44%, 08/23/28		30	30,409
CSC Holdings LLC, 2019 Term Loan B5, (1-mo. LIBOR US + 2.50%), 7.94%, 04/15/27		64	57,608
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.11%), 10.44%, 08/02/27		59	59,434
Morgan Stanley & Co. International PLC, 2024 CCIBV Fixed Term Loan(e)(j)(o)		45	44,775
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 8.69%, 09/25/26		148	123,355
Suited Connector LLC(e)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 10.20%, 2.00% PIK), 13.52%, 12/01/27(h)		373	271,895
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 8.20%), 13.52%, 12/01/27		2,367	1,727,984
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1- mo. CME Term SOFR + 3.25%), 8.69%, 01/31/29		78	77,151

Security	Par (000)		Value

Media (continued)
Voyage Digital NZ, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.99%), 9.32%, 05/11/29(e)	USD	44	$44,241
WMG Acquisition Corp., 2024 Term Loan I, (1-mo. CME Term SOFR + 2.00%), 7.33%, 01/24/31		156	155,109
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR + 2.61%), 7.94%, 04/30/28		54	53,097

			2,967,019

Metals & Mining — 0.8%
Trulite Glass & Aluminum Solutions LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.33%, 03/01/30(e)		4,167	4,151,042

Oil, Gas & Consumable Fuels — 0.1%
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.08%, 12/21/28		171	169,997
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.60%), 9.93%, 09/19/29		11	10,870
Medallion Midland Acquisition LP, 2023 Term Loan, (3-mo. CME Term SOFR + 3.50%), 8.83%, 10/18/28		103	102,966
New Fortress Energy, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.32%, 10/27/28		80	79,999
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 10/05/28		131	131,417
Palmdale Oil Co. Inc., Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.75%), 12.08%, 10/02/29		100	97,500

			592,749

Paper & Forest Products — 0.0%
FSK Pallet Holding Corp., Term Loan, (3-mo. CME Term SOFR at 1.25% Floor + 6.65%), 11.98%, 12/23/26(e)		99	94,934

Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 10.33%, 04/20/28		78	80,736
Air Canada, 2024 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.83%, 03/14/31		65	65,041
American Airlines, Inc.
2023 1st Lien Term Loan, (6-mo. CME Term SOFR + 3.50%), 8.77%, 06/04/29		69	69,173
Series AA, 2017 1st Lien Term Loan, (3-mo. CME Term SOFR + 1.85%), 7.07%, 01/29/27		67	66,925
Series AA, 2023 Term Loan B, (3-mo. CME Term SOFR + 3.18%), 8.60%, 02/15/28		59	58,753
Mileage Plus Holdings LLC, 2020 Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 5.40%), 10.73%, 06/21/27		102	104,612
United Airlines, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.08%, 02/15/31		64	63,990
WestJet Airlines Ltd., Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.10%), 8.43%, 12/11/26		6	6,484

			515,714

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Personal Care Products(e) — 0.2%
Supergoop LLC
Revolver, (1-mo. CME Term SOFR at 0.75% Floor + 5.50%), 10.92%, 12/29/27	USD	74	$73,113
Term Loan, (1-mo. CME Term SOFR + 5.60%), 10.93%, 12/29/28		1,173	1,164,542

			1,237,655

Pharmaceuticals — 0.2%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1- mo. CME Term SOFR + 5.50%), 10.83%, 05/04/28		65	64,753
Bausch Health Americas, Inc., 2022 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 5.35%), 10.68%, 02/01/27		58	45,225
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.85%), 7.18%, 08/01/27		62	61,903
Jazz Financing Lux SARL, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 05/05/28		112	112,357
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.86%), 8.19%, 10/27/28		63	63,298
Organon & Co., USD Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.43%, 06/02/28		73	73,098
Perrigo Investments LLC, Term Loan B, (1-mo. CME Term SOFR + 2.35%), 7.68%, 04/20/29		40	39,566
Traack Technologies, Inc., Term Loan, (6-mo. CME Term SOFR + 7.50%), 13.18%, 09/15/25(e)		400	392,137

			852,337

Professional Services — 2.0%
Accordion Partners LLC(e)
Delayed Draw Term Loan, (3-mo. CME Term SOFR + 6.25%), 11.55%, 08/29/29		13	12,748
Delayed Draw Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 6.00%), 11.31%, 08/29/29		19	19,490
Revolver, (3-mo. CME Term SOFR + 6.26%), 11.57%, 08/29/28		7	6,995
Term Loan, (3-mo. CME Term SOFR + 6.50%), 11.30%, 08/29/29		157	159,144
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.94%, 02/04/28		76	76,253
BNP Paribas Emissions- und Handelsgesellschaft mbH, 2024 11th Amendment Term Loan A, (1-mo. CME Term SOFR at 1.00% Floor + 6.10%), 11.43%(e)(j)		634	630,239
Bullhorn, Inc., 2020 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.60%), 10.93%, 09/30/26(e)		2,381	2,368,842
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.61%), 11.94%, 06/04/29		70	65,695
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.94%, 06/02/28		185	180,169
Dayforce, Inc., Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.83%, 02/26/31		97	96,819
Dun & Bradstreet Corp., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.08%, 01/18/29		457	456,494
Element Materials Technology Group U.S. Holdings, Inc.
2022 USD Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.35%), 9.66%, 07/06/29		19	19,603
2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.35%), 9.66%, 07/06/29		42	42,473

Security	Par (000)		Value

Professional Services (continued)
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.06%, 04/29/29(e)	USD	40	$35,872
Job & Talent USA, Inc.(e)
Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.86%), 14.19%, 02/17/25		500	497,000
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.86%), 14.19%, 02/18/25		1,500	1,491,000
Term loan 3, (1-mo. CME Term SOFR at 1.00% Floor + 8.86%), 14.19%, 02/17/25		2,000	1,988,000
Security Services Acquisition Sub Corp., Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.10%), 11.43%, 09/30/26(e)		2,256	2,240,845
VS Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.35%), 8.58%, 02/28/27		47	46,600

			10,434,281

Real Estate Management & Development — 0.5%
Cushman & Wakefield U.S. Borrower LLC
2020 Term Loan B, (1-mo. CME Term SOFR + 2.86%), 8.19%, 08/21/25		4	4,078
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 01/31/30		50	49,296
2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.33%, 01/31/30(e)		24	23,970
SitusAMC Holdings Corp., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR + 5.60%), 10.90%, 12/22/27(e)		2,788	2,788,306

			2,865,650

Semiconductors & Semiconductor Equipment — 0.3%
Emerald Electronics Manufacturing Services, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.40%), 11.74%, 12/29/27(e)		1,408	1,266,880
Emerald Technologies (U.S.) Acquisition., Inc., Revolver, (3-mo. CME Term SOFR + 6.00%), 11.59%, 12/29/26(e)		379	316,111
MKS Instruments, Inc., 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 08/17/29		98	98,546

			1,681,537

Software — 3.4%
Anaconda, Inc., Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.50%), 12.84%, 08/22/27(e)		100	99,100
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.50%), 8.81%, 02/24/31		160	161,169
Backoffice Associates Holdings LLC(e)
First Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.75%), 13.19%, 04/30/26		51	50,547
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 7.75%), 13.14%, 04/30/26		216	216,046
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.75%), 13.19%, 04/30/26		1,834	1,833,922
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.81%, 08/15/29		27	26,770
Bynder Holding BV(e)
Term Loan Tranche A, (3-mo. CME Term SOFR + 7.25%), 12.57%, 01/26/29		15	14,756
Term Loan Tranche B, (3-mo. CME Term SOFR + 7.25%), 12.57%, 01/26/29		54	53,490

20

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.36%), 7.69%, 09/21/28	USD	93	$92,710
Cloud Software Group, Inc.
2022 USD Term Loan B, (3-mo. CME Term SOFR + 4.60%), 9.91%, 03/30/29		331	329,164
2024 Term Loan, 03/21/31(o)		54	53,629
Cloudera, Inc., 2021 Second Lien Term Loan, (1-mo. CME Term SOFR + 6.10%), 11.43%, 10/08/29		51	50,490
Delta TopCo, Inc., 2020 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.25%), 12.62%, 12/01/28		14	14,018
Elastic Path Software, Inc., Term Loan, (3-mo. CME Term SOFR + 7.76%), 13.09%, 01/05/26(e)		1,342	1,328,917
Ellucian Holdings, Inc.
2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.10%), 13.43%, 10/09/28		104	103,645
2024 Term Loan B, (1-mo. CME Term SOFR + 3.60%), 8.93%, 10/09/29		114	114,851
Genesys Cloud Services Holdings II LLC
First Lien Term Loan B, 12/01/27(o)		163	163,771
Term Loan B, (1-mo. CME Term SOFR + 3.86%), 9.19%, 12/01/27		54	54,169
Helios Software Holdings, Inc., 2024 Term Loan, (3-mo. CME Term SOFR + 3.75%), 9.07%, 07/18/30		55	54,144
Informatica LLC, 2021 USD Term Loan B, (1-mo. CME Term SOFR + 2.86%), 8.19%, 10/27/28		106	106,239
Kong, Inc., Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.50%, 3.25% PIK), 14.19%, 11/01/29(e)(h)		159	159,265
Lightspeed Solution LLC(e)
Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.50%), 11.84%, 03/01/28		26	25,769
Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.50%), 11.84%, 03/01/28		398	390,751
McAfee Corp., 2022 USD Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.18%, 03/01/29		134	133,577
MH Sub I LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.25%), 11.58%, 02/23/29		98	93,723
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.58%, 05/03/28		116	115,695
Oversight Systems, Inc.(e)
2018 Incremental Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.10%), 11.41%, 09/24/26		45	45,090
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.10%), 11.41%, 09/24/26		957	946,954
Playtika Holding Corp., 2021 Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.19%, 03/13/28		52	51,712
Pluralsight, Inc.(e)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 8.15%), 13.47%, 04/06/27		191	172,422
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 8.15%), 13.47%, 04/06/27		3,309	2,984,578
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR + 4.26%), 9.57%, 06/02/28		219	216,488
Proofpoint, Inc., 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.36%), 8.69%, 08/31/28		139	139,138

Security		Par (000)	Value

Software (continued)
RealPage, Inc.
1st Lien Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.44%, 04/24/28	USD	256	$248,620
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 11.94%, 04/23/29		110	108,410
SEP Raptor Acquisition, Inc.(e)
Revolver, (1-mo. CME Term SOFR + 6.65%), 12.18%, 03/28/27		185	183,191
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.65%), 11.93%, 03/28/27		1,726	1,712,185
Severin Acquisition LLC, 2018 Term Loan B, (3-mo. CME Term SOFR + 3.25%), 8.31%, 08/01/27		53	52,836
Skopima Merger Sub, Inc., 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 7.61%), 12.94%, 05/14/29(e)		3,000	3,000,000
UKG, Inc.
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR + 5.35%), 10.68%, 05/03/27		41	41,172
2024 Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.81%, 02/10/31		149	150,152
Veritas U.S., Inc., 2021 USD Term Loan B, (1-mo. CME Term SOFR + 5.11%), 10.44%, 09/01/25		50	45,779
Voyage Australia Pty. Ltd., USD Term Loan B, (3-mo. CME Term SOFR + 3.76%), 9.08%, 07/20/28		14	14,260
West Technology Group LLC, 2023 Term Loan B3, (3-mo. CME Term SOFR at 1.00% Floor + 4.25%), 9.56%, 04/10/27		1,910	1,868,026

			17,821,340

Specialty Retail — 0.6%
Hanna Andersson LLC, Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.60%), 12.91%, 07/02/26(e)		3,076	3,014,113
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.18%, 02/11/28		158	157,197
Restoration Hardware, Inc., Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.94%, 10/20/28		40	39,277

			3,210,587

Technology Hardware, Storage & Peripherals — 1.6%
Electronics for Imaging, Inc., Term Loan, (3-mo. CME Term SOFR + 5.10%), 10.41%, 07/23/26		5,967	4,491,230
SumUp Holdings, 2021 Delayed Draw Term Loan, (3- mo. CME Term SOFR at 1.00% Floor + 6.90%), 12.22%, 12/20/28(e)		3,771	3,839,314

			8,330,544

Textiles, Apparel & Luxury Goods — 0.8%
Crocs, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.56%, 02/20/29		33	33,177
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 8.69%, 11/24/28		30	30,528
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.08%, 03/08/30		20	19,750
James Perse Enterprises, Inc., Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.58%, 09/01/28(e)		4,000	4,000,000

			4,083,455

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Trading Companies & Distributors — 0.0%
Core & Main LP
2021 Term Loan B, (3-mo. CME Term SOFR + 2.60%), 7.97%, 07/27/28	USD	142	$141,263
2024 Incremental Term Loan B, (3-mo. CME Term SOFR + 2.25%), 7.56%, 02/09/31		35	34,869
TMK Hawk Parent Corp.(e)
2024 PIK Term Loan, (3-mo. CME Term SOFR + 11.00%), 11.00%, 12/15/31		1	1,001
2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.25%), 10.58%, 06/30/29		38	32,513

			209,646

Transportation Infrastructure — 0.0%
Apple Bidco LLC
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.86%), 8.19%, 09/22/28		54	53,852
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 09/22/28		38	37,699
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR + 6.35%), 11.68%, 12/15/26		110	109,889

			201,440

Wireless Telecommunication Services — 1.0%
Altice France SA/France, 2023 USD Term Loan B14, (3-mo. CME Term SOFR + 5.50%), 10.81%, 08/15/28		104	82,553
GOGO Intermediate Holdings LLC, Term Loan B, (1- mo. CME Term SOFR at 0.75% Floor + 3.86%), 9.19%, 04/30/28		44	44,144
Iridium Satellite LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 7.83%, 09/20/30		73	72,511
Ligado Networks LLC, 2024 Fixed Super Priority First Out Term Loan, 01/22/31(e)(o)		41	36,987
OpenMarket, Inc., Term Loan, (3-mo. CME Term SOFR + 6.51%), 11.82%, 09/17/26(e)		4,976	4,931,122
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.01%), 7.34%, 01/25/31		70	70,463
Telesat LLC, Term Loan B5, (3-mo. CME Term SOFR + 3.01%), 8.35%, 12/07/26		13	7,603

			5,245,383

Total Floating Rate Loan Interests — 55.7% (Cost: $313,669,009)			296,323,461

Foreign Agency Obligations

Mongolia — 0.0%
Mongolia Government International Bond, 3.50%, 07/07/27(i)		200	180,000

Pakistan — 0.1%
Pakistan Government International Bond, 6.00%, 04/08/26(i)		300	267,033

Sri Lanka — 0.1%
Sri Lanka Government International Bond(d)(i)(n)
6.35%, 06/28/24		310	182,512
6.85%, 11/03/25		200	119,813
6.83%, 07/18/26		200	119,186
6.20%, 05/11/27		200	118,000

			539,511

Security	Par (000)		Value

United Arab Emirates — 0.1%
Sharjah Sukuk Program Ltd., 6.09%, 03/19/34(i)	USD	250	$259,922

Vietnam — 0.0%
Vietnam Government International Bond, 4.80%, 11/19/24(i)		250	248,281

Total Foreign Agency Obligations — 0.3% (Cost: $1,570,658)			1,494,747

		Shares

Investment Companies

Fixed Income Funds — 0.4%
Invesco Senior Loan ETF		15,000	317,250
iShares JP Morgan USD Emerging Markets Bond ETF(q)		18,476	1,656,743

			1,973,993

Total Investment Companies — 0.4% (Cost: $2,315,755)			1,973,993

		Par (000)

Preferred Securities

Capital Trusts — 4.0%(a)

Automobiles — 0.1%
Volkswagen International Finance NV, 3.88%(i)(j)	EUR	500	499,045

Banks — 3.1%
AIB Group PLC, 5.25%(i)(j)		500	535,366
Axis Bank Ltd./Gandhinagar, 4.10%(i)(j)	USD	200	185,875
Barclays PLC(j)
8.00%		4,150	4,141,447
6.38%(i)	GBP	200	242,964
9.63%	USD	1,240	1,314,899
BNP Paribas SA, 8.50%(b)(j)		1,025	1,071,383
Chong Hing Bank Ltd., 5.70%(i)(j)		250	248,711
Citigroup, Inc., Series BB, 7.20%(j)		1,250	1,281,891
Cooperatieve Rabobank UA, 4.38%(i)(j)	EUR	200	206,067
HDFC Bank Ltd., 3.70%(i)(j)	USD	200	183,938
Industrial & Commercial Bank of China Ltd., 3.20%(i)(j)		400	378,600
ING Groep NV(j)
3.88%		372	310,955
8.00%, 12/31/49(i)		200	202,880
JPMorgan Chase & Co., Series NN, 6.88%(j)		16	16,556
Krung Thai Bank PCL/Cayman Islands, 4.40%(i)(j)		200	189,750
Mitsubishi UFJ Financial Group, Inc., 8.20%(j)		425	458,577
PNC Financial Services Group, Inc., Series W, 6.25%(j)		600	581,503
Standard Chartered PLC, 7.88%(i)(j)		400	399,125
Toronto-Dominion Bank, 8.13%, 10/31/82		1,526	1,600,550
UBS Group AG(j)
7.75%(b)		960	987,330
7.00%(i)		500	499,319
Series NC10, 9.25%(b)		1,301	1,468,227

			16,505,913

22

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Consumer Finance — 0.1%
American Express Co., 3.55%(j)	USD	440	$407,267

Diversified Telecommunication Services(i) — 0.1%
British Telecommunications PLC
5.13%, 10/03/54(c)	EUR	100	107,707
8.38%, 12/20/83	GBP	107	143,980
Telefonica Europe BV, 6.75%(j)	EUR	300	350,356

			602,043

Electric Utilities — 0.1%
Electricite de France SA, 6.00%(i)(j)	GBP	500	614,036

Financial Services(i)(j) — 0.0%
ATF Netherlands BV, 7.08%	EUR	100	67,746
NWD Finance BVI Ltd., 5.25%	USD	200	146,000

			213,746

Independent Power and Renewable Electricity Producers(j) — 0.1%
NRG Energy, Inc., 10.25%(b)		93	99,762
SMC Global Power Holdings Corp., 7.00%(i)		200	192,500
Vistra Corp., 7.00%(b)		72	71,290

			363,552

Insurance — 0.0%
Poste Italiane SpA, 2.63%(i)(j)	EUR	100	93,860

Oil, Gas & Consumable Fuels — 0.2%
Energy Transfer LP, Series G, 7.13%(j)	USD	159	155,229
Repsol International Finance BV, 4.25%(i)(j)	EUR	300	317,991
Var Energi ASA, 7.86%, 11/15/83(i)		300	347,941

			821,161

Pharmaceuticals — 0.1%
Bayer AG, 5.38%, 03/25/82(i)		500	500,317

Real Estate Management & Development — 0.0%
Aroundtown SA, 3.38%(i)(j)		100	64,084

Transportation Infrastructure(i)(j) — 0.1%
Abertis Infraestructuras Finance BV, 3.25%		200	208,755
Royal Capital BV, 5.00%	USD	200	196,937

			405,692

			21,090,716

		Shares

Preferred Stocks — 1.1%(e)

Broadline Retail — 0.6%
StubHub, Series K(d)		3,000	3,268,130

Construction Materials — 0.0%
Kellermeyer Bergensons Pref		45,118	—

Health Care Technology — 0.0%
Verscend Intermediate Holding(d)		33	47,938

Security	Shares	Value

Interactive Media & Services — 0.2%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $697,988)(d)(f)	6,370	$1,019,200

Specialty Retail(d) — 0.3%
Razor Group GmbH
Class A,	3,182,164	1,578,353
Common Unit,	31,821	—

		1,578,353

		5,913,621

Total Preferred Securities — 5.1% (Cost: $27,875,077)		27,004,337

Warrants

Broadline Retail — 0.0%
PERCHHQ LLC, (Issued/Exercisable 09/30/22, 0.03 Shares for 1 Warrant, Expires 10/15/27, Strike Price USD 0.01)(d)(e)	47,785	—

Capital Markets — 0.0%
Pico Quantitative Trade Holding LLC, (Issued 02/07/20, Expires 02/07/30)(d)(e)	142	26,136

Consumer Discretionary(d) — 0.0%
SellerX restructure - Elevate common shares, (Exercisable 07/25/23, 1 Shares for 1 Warrant, Expires 12/31/49, Strike Price USD 1.00)(e)	373	25,774
SellerX restructure - Elevate super senior warrants, (Exercisable 07/25/23, 1 Shares for 1 Warrant, Expires 12/31/49, Strike Price USD 1.00)(e)	1,527	105,514
SellerX restructure - SellerX common warrants, (Exercisable 07/25/23, 1 Share for 1 Warrant, Expires 12/31/49, Strike Price USD(e)	527	24,599
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)	129	—

		155,887

Consumer Finance — 0.0%
WorldRemit Ltd., Series D, (Issued/Exercisable 02/11/21, 1,596 Shares for 1 Warrant, Expires 02/11/31, Strike Price USD 37.59)(d)(e)	1,596	6,064

Media — 0.0%
Suited Connector LLC, (Issued/Exercisable 03/06/23, 1 Share for 1 Warrant, Expires 03/06/33, Strike Price USD 33.71)(d)(e)	9,091	—

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/27/24, Strike Price USD 36.00)(d)	20	391

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Shares	Value

Software — 0.0%
Grey Orange, (Issued/Exercisable 05/06/22, 1 Share for 1 Warrant, Expires 05/06/32, Strike Price USD 28.93)(d)(e)		460	$92

Specialty Retail(d)(e) — 0.0%
Razor Group GmbH, (Issued/Exercisable 03/24/23, 568 Shares for 1 Warrant, Expires 04/28/30, Strike Price EUR 6,306.84)		14	5,361
Razor Group GmbH, (Issued/Exercisable 04/30/21, 1,854 Shares for 1 Warrant, Expires 04/30/28, Strike Price EUR 911.97)		46	3,487

			8,848

Total Warrants — 0.0% (Cost: $1)			197,418

Total Long-Term Investments — 97.4% (Cost: $540,009,475)			518,023,332

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.19%(q)(r)		4,930,265	4,930,265

		Par (000)

U.S. Treasury Obligations — 2.5%
U.S. Treasury Bills(s)
5.35%, 05/02/24	USD	8,500	8,461,357
5.31%, 09/12/24		5,000	4,883,788

			13,345,145

Total Short-Term Securities — 3.5% (Cost: $18,275,607)			18,275,410

Total Investments — 100.9% (Cost: $558,285,082)			536,298,742

Liabilities in Excess of Other Assets — (0.9)%			(4,550,124)

Net Assets — 100.0%			$531,748,618

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Non-income producing security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,050,076, representing 0.2% of its net assets as of period end, and an original cost of $729,486.

(g)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(j)	Perpetual security with no stated maturity date.
(k)	Convertible security.
(l)	Zero-coupon bond.
(m)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(n)	Issuer filed for bankruptcy and/or is in default.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Rounds to less than 1,000.
(q)	Affiliate of the Fund.
(r)	Annualized 7-day yield as of period end.
(s)	Rates are discount rates or a range of discount rates as of period end.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$14,311,501	$—	$(9,381,236	)(a)	$—	$—	$4,930,265	4,930,265	$230,761	$—
iShares JP Morgan USD Emerging Markets Bond ETF	1,645,473	—	—		—	11,270	1,656,743	18,476	13,912	—

					$—	$11,270	$6,587,008		$244,673	$—

(a)	Represents net amount purchased (sold).

24

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Strategies Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
10-Year U.S. Ultra Long Treasury Note	169	06/18/24	$19,369	$119,953
U.S. Long Bond	8	06/18/24	964	18,474
5-Year U.S. Treasury Note	681	06/28/24	72,878	89,376

				227,803

Short Contracts
10-Year U.S. Treasury Note	344	06/18/24	38,114	(220,630)
Ultra U.S. Treasury Bond	2	06/18/24	258	(5,817)
2-Year U.S. Treasury Note	244	06/28/24	49,894	166,721

				(59,726)

				$168,077

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	22,279,101	EUR	20,430,000	State Street Bank and Trust Co.	04/15/24	$227,740
USD	5,115,172	GBP	4,010,000	BNP Paribas SA	04/15/24	53,621
USD	7,644,804	EUR	6,993,000	Morgan Stanley & Co. International PLC	06/20/24	76,588

						357,949

USD	176,260	GBP	140,000	Morgan Stanley & Co. International PLC	04/15/24	(453)
EUR	2,094,000	USD	2,281,054	Barclays Bank PLC	06/20/24	(14,810)

						(15,263)

						$342,686

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.41.V2	5.00%	Quarterly	12/20/28	USD	19,800	$(1,490,686)	$(147,157)	$(1,343,529)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Strategies Fund

Fair Value Hierarchy as of Period End (continued)

funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$50,291,405	$—	$50,291,405
Common Stocks
Biotechnology	437,972	—	—	437,972
Construction & Engineering	—	432	—	432
Construction Materials	—	—	5	5
Entertainment	—	—	24,017	24,017
Financial Services	—	7,215	32,021	39,236
Health Care Providers & Services	—	6,859	—	6,859
Household Durables	3,419,350	—	—	3,419,350
Pharmaceuticals	662,401	—	—	662,401
Trading Companies & Distributors	—	—	4,480	4,480
Corporate Bonds
Aerospace & Defense	—	7,111,852	—	7,111,852
Air Freight & Logistics	—	1,981	—	1,981
Automobile Components	—	817,697	—	817,697
Automobiles	—	606,786	—	606,786
Banks	—	10,101,686	—	10,101,686
Beverages	—	96,006	—	96,006
Biotechnology	—	241,680	—	241,680
Broadline Retail	—	26,440	—	26,440
Building Products	—	1,597,041	—	1,597,041
Capital Markets	—	1,944,256	—	1,944,256
Chemicals	—	2,118,383	—	2,118,383
Commercial Services & Supplies	—	1,848,235	—	1,848,235
Communications Equipment	—	5,681,311	—	5,681,311
Construction & Engineering	—	443,549	—	443,549
Construction Materials	—	1,083,419	—	1,083,419
Consumer Finance	21,954	4,031,418	—	4,053,372
Consumer Staples Distribution & Retail	—	1,313,737	—	1,313,737
Containers & Packaging	—	1,361,107	—	1,361,107
Diversified Consumer Services	—	229,654	—	229,654
Diversified REITs	—	2,157,535	—	2,157,535
Diversified Telecommunication Services	883,533	4,127,224	—	5,010,757
Electric Utilities	—	2,213,503	—	2,213,503
Energy Equipment & Services	—	316,075	—	316,075
Entertainment	—	811,223	—	811,223
Environmental, Maintenance & Security Service	—	109,322	—	109,322
Financial Services	—	755,143	—	755,143
Food Products	—	641,189	—	641,189
Ground Transportation	—	494,494	—	494,494
Health Care Equipment & Supplies	—	396,994	—	396,994
Health Care Providers & Services	—	993,459	—	993,459
Health Care REITs	—	5,994,858	—	5,994,858
Health Care Technology	—	211,277	—	211,277
Hotel & Resort REITs	—	125,840	—	125,840
Hotels, Restaurants & Leisure	187,100	8,399,497	—	8,586,597
Household Durables	—	594,898	—	594,898
Household Products	—	9,633	—	9,633
Independent Power and Renewable Electricity Producers	—	1,483,174	—	1,483,174
Insurance	—	1,901,822	—	1,901,822
Interactive Media & Services	—	4,590,344	—	4,590,344
IT Services	—	2,398,145	—	2,398,145
Leisure Products	—	19,846	—	19,846
Machinery	—	865,239	—	865,239

26

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Strategies Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Corporate Bonds (continued)
Media	$—	$9,827,354	$—	$9,827,354
Metals & Mining	—	1,736,896	—	1,736,896
Mortgage Real Estate Investment Trusts (REITs)	—	13,103	—	13,103
Oil, Gas & Consumable Fuels	—	14,714,353	—	14,714,353
Passenger Airlines	—	48,391	—	48,391
Personal Care Products	—	1,244,030	—	1,244,030
Pharmaceuticals	—	1,290,100	—	1,290,100
Professional Services	—	241,496	—	241,496
Real Estate Management & Development	—	1,829,575	—	1,829,575
Semiconductors & Semiconductor Equipment	—	1,016,692	—	1,016,692
Software	—	7,831,505	—	7,831,505
Specialty Retail	—	110,061	—	110,061
Textiles, Apparel & Luxury Goods	129,462	—	—	129,462
Tobacco	—	77,209	—	77,209
Transportation Infrastructure	—	1,041,859	—	1,041,859
Water Utilities	—	407,023	—	407,023
Wireless Telecommunication Services	—	6,219,312	—	6,219,312
Fixed Rate Loan Interests	—	4,044,274	2,960,965	7,005,239
Floating Rate Loan Interests	—	84,711,382	211,612,079	296,323,461
Foreign Agency Obligations	—	1,494,747	—	1,494,747
Investment Companies	1,973,993	—	—	1,973,993
Preferred Securities
Capital Trusts	—	21,090,716	—	21,090,716
Preferred Stocks	—	—	5,913,621	5,913,621
Warrants	391	—	197,027	197,418
Short-Term Securities
Money Market Funds	4,930,265	—	—	4,930,265
U.S. Treasury Obligations	—	13,345,145	—	13,345,145
Unfunded Floating Rate Loan Interests(a)	—	19	4,270	4,289
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	—	(131,255)	(131,255)

	$12,646,421	$302,908,125	$220,617,230	$536,171,776

Derivative Financial Instruments(b)
Assets
Foreign Currency Exchange Contracts	$—	$357,949	$—	$357,949
Interest Rate Contracts	394,524	—	—	394,524
Liabilities
Credit Contracts	—	(1,343,529)	—	(1,343,529)
Foreign Currency Exchange Contracts	—	(15,263)	—	(15,263)
Interest Rate Contracts	(226,447)	—	—	(226,447)

	$168,077	$(1,000,843)	$—	$(832,766)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests	Warrants

Assets/Liabilities
Opening balance, as of December 31, 2023	$27,770	$484,282	$2,811,387	$197,277,077	$4,398,783	$(119,315)	$382,321
Transfers into Level 3(a)	—	—	39,259	7,676,540	—	169	—
Transfers out of Level 3(b)	(6,053)	(484,282)	—	(282,974)	—	—	—
Accrued discounts/premiums	—	—	4,842	109,122	—	—	—
Net realized gain (loss)	—	—	—	(18,671)	22,357	—	—
Net change in unrealized appreciation (depreciation)(c)	(10,382)	—	108,405	(72,367)	(1,823,181)	(7,839)	(185,294)

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Strategies Fund

	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests	Warrants

Purchases	$49,188	$—	$458,921	$20,161,191	$3,438,982	$—	$—
Sales	—	—	(461,849)	(13,237,839)	(123,320)	—	—

Closing balance, as of March 31, 2024	$60,523	$—	$2,960,965	$211,612,079	$5,913,621	$(126,985)	$197,027

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024(c)	$(10,382)	$—	$94,169	$(1,606,935)	$(1,822,923)	$(53,225)	$(185,294)

Total

Assets
Opening balance, as of December 31, 2023	$205,262,305
Transfers into Level 3(a)	7,715,968
Transfers out of Level 3(b)	(773,309)
Accrued discounts/premiums	113,964
Net realized gain (loss)	3,686
Net change in unrealized appreciation (depreciation)(c)	(1,990,658)
Purchases	24,108,282
Sales	(13,823,008)

Closing balance, as of March 31, 2024	$220,617,230

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024(c)	$(3,584,590)

(a)

As of December 31, 2023, the Fund used observable inputs in determining the value of certain investments. As of March 31, 2024, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)

As of December 31, 2023, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2024, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $19,952,662. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Assets
Floating Rate Loan Interests(b)	$191,713,457	Income	Discount Rate	10% - 27%		13%
		Market	Revenue Multiple	0.50x - 0.65x		0.57x
			EBITDA	6.50x -10.25x		7.55x

Common Stock	32,021	Market	EBITDA	13.97x		—

Fixed Rate Loan Interests	2,808,442	Income	Discount Rate	15% - 18%		15%

Preferred Stocks(c)	5,913,621	Income	Discount Rate	14% - 15%		15%
		Market	Revenue Multiple	1.69x - 2.00x		1.88x
			EBITDA	10.25x		—
			Time to Exit	3.0 years		—
			Volatility	60%		—

Warrants	197,027	Market	Revenue Multiple	2.00x - 7.25x		4.41x
			Time to Exit	0.8 - 3.0 years		2.1 years
			Volatility	45% - 60%		58%
			EBITDA	14.00x		—

	$200,664,568

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

28

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Strategies Fund

(b)

For the period end March 31, 2024, the valuation technique for investments classified as Floating Rate Loan Interests amounting to $5,555,849 changed to a Market approach. The investments were previously valued utilizing a Discounted Cash Flow approach. The change was due to consideration of the information that was available at the time the investments were valued.

(c)

For the period end March 31, 2024, the valuation technique for certain investments classified as Preferred Stock used recent prior transaction prices as inputs within the model used for the approximation of fair value.

Currency Abbreviation

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

DAC	Designated Activity Company

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

PIK	Payment-in-Kind

SOFR	Secured Overnight Financing Rate

S C H E D U L E O F I N V E S T M E N T S	29